UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2013

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 13, 2013

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (collectively, the “Portfolios”, individually a “Portfolio”) for the semi-annual reporting period ended March 31, 2013.

Investment Objectives and Policies

The eight Portfolios of this fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation and state taxation of the respective state that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments, zero-coupon municipal securities and variable, floating and inverse floating rate municipal securities, and derivatives, such as options, futures, forwards and swaps.

Investment Results

The tables on pages 7-8 show performance for each Portfolio compared to its benchmark, the Barclays Municipal Bond Index, which represents the municipal market, for the six- and 12-month periods ended March 31, 2013.

A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for both the six- and 12-month periods ended March 31, 2013 follows.

In general, the Municipal Bond Investment Team (the “Team”) continues to focus buying activity on bonds maturing in the 15-20 year maturity range. These bonds have less interest rate exposure in a rising interest rate environment than bonds with longer maturities, and also benefit to a greater degree from “roll”. “Roll” refers to how a bond’s price is affected by the passage of time if rates do not change. This focus on avoiding the longest-maturity bonds has generally detracted from performance for both periods, as, generally, rates have not risen and the longest-maturity bonds have performed well. The Team also continues to focus new purchases on revenue bonds; this has not affected performance, but remains a focus given some of the challenges that general obligation bond issuers continue to face.

Arizona Portfolio – Class A shares of the Arizona Portfolio outperformed the benchmark (while other share classes underperformed) for the six-month period, and all share classes underperformed for the 12-month period, before sales charges. For the six-month period, security selection contributed to returns, particularly in the education and special tax sectors, while detracting in the power sector. For the 12-month period, security selection contributed in the education sector and detracted in the water sector.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

Massachusetts Portfolio – All share classes of the Massachusetts Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection detracted in the power and water sectors and contributed in the education sector. For the 12-month period, security selection detracted in the leasing and water sectors and contributed in the education sector.

Michigan Portfolio – All share classes of the Michigan Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the special tax sector detracted, and contributed in the insured sector. For the 12-month period, security selection detracted in the prerefunded sector and contributed in the housing sector.

Minnesota Portfolio – All share classes of the Minnesota Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection detracted in the healthcare sector and contributed in the power sector. For the 12-month period, security selection in the leasing sector detracted, and contributed in the power sector.

New Jersey Portfolio – All share classes of the New Jersey Portfolio underperformed the benchmark for both periods, before sales charges. For the six-month period, security selection in the transportation sector detracted, while it contributed in the special tax sector. For the 12-month period, security selection contributed in the water sector and detracted in the power sector.

Ohio Portfolio – All share classes of the Ohio Portfolio underperformed the benchmark for both the six- and 12-month periods, before sales charges. For the six-month period, security selection in the power sector detracted, and contributed in the leasing sector. For the 12-month period, security and sector selection in the pre-refunded sector detracted, while security selection contributed in the education sector.

Pennsylvania Portfolio – All share classes of the Pennsylvania Portfolio declined and underperformed the benchmark for the six-month period, and underperformed for the 12-month period, before sales charges. For the six-month period, security selection in the transportation sector detracted, and contributed in the leasing sector. For the 12-month period, security and sector selection in the pre-refunded sector detracted, while security selection contributed in the education sector.

Virginia Portfolio – All share classes of the Virginia Portfolio underperformed the benchmark for the six-month period, and Class A shares outperformed (while other share classes underperformed) for the 12-month period, before sales charges. For the six-month period, security selection detracted in the water sector and contributed in the healthcare

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

sector. For the 12-month period, security selection contributed in the transportation sectors and detracted in the leasing sector.

During both periods, the Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Virginia Portfolios used derivatives in the form of interest rate swaps for hedging purposes, which had an immaterial impact on performance.

Market Review and Investment Strategy

State and local governments have taken measures to increase revenues and cut costs, and their finances generally have improved. Overall economic growth has also provided a boost. Nevertheless, many cities and states continue to face financial pressures due to increases in annual required contributions to their pension funds, which have become a rapidly growing part of their budgets. Pension costs have grown due to lower-than-expected investment returns and as many municipalities failed to make full contributions to their pensions when tax collections fell during the recession. To combat this drift, many state and local governments have been reducing their pension benefits. According to the National Conference of State Legislatures, 44 states enacted reforms to their retirement plans between 2009 and mid-2012.

Within the municipal market, medium- and lower-credit-quality bonds outperformed high-grades over both the six- and 12-month periods, as investor demand for income remained strong. Investors were also encouraged by evidence of steadily improving credit quality. Recent data shows municipal defaults falling to 0.01% of outstanding debt during the first two months of the first quarter 2013, compared to an already low 0.11% in 2012. The Team continues to target opportunities to buy medium- and lower-credit quality municipal bonds in order to supplement the Portfolios’ income and to attempt to reduce the Portfolios’ interest rate exposure, should interest rates rise. The Team believes these bonds should outperform if rates rise—the Federal Reserve typically raises rates when the economy is strong in an attempt to control inflation—and medium- and lower-credit-quality bonds tend to perform well in a strong economy.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market has valued insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

insolvent. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2013, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre-refunded are as follows:

Portfolio	Insured Bonds*	Pre-refunded/ ETM** Bonds
Arizona	33.07%	4.22%
Massachusetts	14.40%	5.11%
Michigan	15.22%	0.00%
Minnesota	15.58%	0.00%
New Jersey	23.42%	10.84%
Ohio	25.63%	10.48%
Pennsylvania	29.88%	7.49%
Virginia	11.34%	1.92%

*	Breakdowns expressed as percentage of investments in municipal bonds.

**	Escrowed to maturity.

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. The generally investment-grade underlying credit quality of the insured municipal security may reduce the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Barclays Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolios shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolios are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Disclosures and Risks

HISTORICAL PERFORMANCE

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2013

	NAV Returns
ARIZONA PORTFOLIO	6 Months	12 Months
Class A	0.97%	5.08%

Class B*	0.71%	4.46%

Class C	0.71%	4.45%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
MASSACHUSETTS PORTFOLIO	6 Months	12 Months
Class A	0.54%	5.10%

Class B*	0.19%	4.38%

Class C	0.19%	4.38%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
MICHIGAN PORTFOLIO	6 Months	12 Months
Class A	0.42%	3.90%

Class B*	0.17%	3.20%

Class C	0.16%	3.29%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
MINNESOTA PORTFOLIO	6 Months	12 Months
Class A	0.72%	4.23%

Class B*	0.47%	3.51%

Class C	0.37%	3.50%

Barclays Municipal Bond Index	0.96%	5.25%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARK

PERIODS ENDED MARCH 31, 2013

	NAV Returns
NEW JERSEY PORTFOLIO	6 Months	12 Months
Class A	0.49%	5.09%

Class B*	0.14%	4.36%

Class C	0.14%	4.36%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
OHIO PORTFOLIO	6 Months	12 Months
Class A	0.37%	4.19%

Class B*	0.03%	3.48%

Class C	0.02%	3.57%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
PENNSYLVANIA PORTFOLIO	6 Months	12 Months
Class A	-0.19%	4.45%

Class B*	-0.53%	3.72%

Class C	-0.54%	3.72%

Barclays Municipal Bond Index	0.96%	5.25%

	NAV Returns
VIRGINIA PORTFOLIO	6 Months	12 Months
Class A	0.27%	5.26%

Class B*	-0.08%	4.55%

Class C	-0.16%	4.55%

Barclays Municipal Bond Index	0.96%	5.25%

*	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.17%	3.50%
1 Year	5.08%	1.89%
5 Years	5.34%	4.70%
10 Years	4.90%	4.58%

Class B Shares			1.54%	2.48%
1 Year	4.46%	1.46%
5 Years	4.64%	4.64%
10 Years(a)	4.46%	4.46%

Class C Shares			1.54%	2.48%
1 Year	4.45%	3.45%
5 Years	4.63%	4.63%
10 Years	4.19%	4.19%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.89%
5 Years				4.70%
10 Years				4.58%

Class B Shares
1 Year				1.46%
5 Years				4.64%
10 Years(a)				4.46%

Class C Shares
1 Year				3.45%
5 Years				4.63%
10 Years				4.19%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.95%, 1.67% and 1.65% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios excluding interest expenses to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.78%	2.89%
1 Year	5.10%	1.92%
5 Years	5.62%	4.99%
10 Years	4.94%	4.62%

Class B Shares			1.15%	1.87%
1 Year	4.38%	1.38%
5 Years	4.91%	4.91%
10 Years(a)	4.51%	4.51%

Class C Shares			1.14%	1.85%
1 Year	4.38%	3.38%
5 Years	4.90%	4.90%
10 Years	4.22%	4.22%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.92%
5 Years				4.99%
10 Years				4.62%

Class B Shares
1 Year				1.38%
5 Years				4.91%
10 Years(a)				4.51%

Class C Shares
1 Year				3.38%
5 Years				4.90%
10 Years				4.22%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.60% and 1.59% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			2.04%	3.28%
1 Year	3.90%	0.74%
5 Years	4.46%	3.83%
10 Years	4.27%	3.96%

Class B Shares			1.41%	2.27%
1 Year	3.20%	0.21%
5 Years	3.76%	3.76%
10 Years(a)	3.84%	3.84%

Class C Shares			1.40%	2.25%
1 Year	3.29%	2.29%
5 Years	3.77%	3.77%
10 Years	3.56%	3.56%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				0.74%
5 Years				3.83%
10 Years				3.96%

Class B Shares
1 Year				0.21%
5 Years				3.76%
10 Years(a)				3.84%

Class C Shares
1 Year				2.29%
5 Years				3.77%
10 Years				3.56%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.05%, 1.78% and 1.76% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.46%	2.44%
1 Year	4.23%	1.06%
5 Years	4.99%	4.34%
10 Years	4.41%	4.10%

Class B Shares			0.81%	1.35%
1 Year	3.51%	0.51%
5 Years	4.26%	4.26%
10 Years(a)	3.99%	3.99%

Class C Shares			0.81%	1.35%
1 Year	3.50%	2.50%
5 Years	4.25%	4.25%
10 Years	3.69%	3.69%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.06%
5 Years				4.34%
10 Years				4.10%

Class B Shares
1 Year				0.51%
5 Years				4.26%
10 Years(a)				3.99%

Class C Shares
1 Year				2.50%
5 Years				4.25%
10 Years				3.69%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.94% and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, excluding interest expenses to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.75%	2.96%
1 Year	5.09%	1.91%
5 Years	5.37%	4.74%
10 Years	4.61%	4.29%

Class B Shares			1.10%	1.86%
1 Year	4.36%	1.36%
5 Years	4.64%	4.64%
10 Years(a)	4.17%	4.17%

Class C Shares			1.10%	1.86%
1 Year	4.36%	3.36%
5 Years	4.66%	4.66%
10 Years	3.88%	3.88%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.91%
5 Years				4.74%
10 Years				4.29%

Class B Shares
1 Year				1.36%
5 Years				4.64%
10 Years(a)				4.17%

Class C Shares
1 Year				3.36%
5 Years				4.66%
10 Years				3.88%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.68% and 1.66% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.87%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.70%	2.78%
1 Year	4.19%	1.07%
5 Years	5.03%	4.39%
10 Years	4.61%	4.29%

Class B Shares			1.06%	1.73%
1 Year	3.48%	0.48%
5 Years	4.31%	4.31%
10 Years(a)	4.19%	4.19%

Class C Shares			1.06%	1.73%
1 Year	3.57%	2.57%
5 Years	4.30%	4.30%
10 Years	3.89%	3.89%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.07%
5 Years				4.39%
10 Years				4.29%

Class B Shares
1 Year				0.48%
5 Years				4.31%
10 Years(a)				4.19%

Class C Shares
1 Year				2.57%
5 Years				4.30%
10 Years				3.89%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.70% and 1.67% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios, excluding interest expenses, to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.73%	2.75%
1 Year	4.45%	1.30%
5 Years	5.08%	4.44%
10 Years	4.55%	4.23%

Class B Shares			1.06%	1.68%
1 Year	3.72%	0.72%
5 Years	4.35%	4.35%
10 Years(a)	4.11%	4.11%

Class C Shares			1.08%	1.71%
1 Year	3.72%	2.72%
5 Years	4.35%	4.35%
10 Years	3.82%	3.82%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				1.30%
5 Years				4.44%
10 Years				4.23%

Class B Shares
1 Year				0.72%
5 Years				4.35%
10 Years(a)				4.11%

Class C Shares
1 Year				2.72%
5 Years				4.35%
10 Years				3.82%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.71% and 1.69% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			1.66%	2.71%
1 Year	5.26%	2.08%
5 Years	5.79%	5.14%
10 Years	5.05%	4.73%

Class B Shares			1.02%	1.66%
1 Year	4.55%	1.55%
5 Years	5.07%	5.07%
10 Years(a)	4.61%	4.61%

Class C Shares			1.02%	1.66%
1 Year	4.55%	3.55%
5 Years	5.07%	5.07%
10 Years	4.33%	4.33%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2013)
				SEC Returns

Class A Shares
1 Year				2.08%
5 Years				5.14%
10 Years				4.73%

Class B Shares
1 Year				1.55%
5 Years				5.07%
10 Years(a)				4.61%

Class C Shares
1 Year				3.55%
5 Years				5.07%
10 Years				4.33%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.61% and 1.59% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.50% and 1.50% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements extend through January 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2013.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

See Disclosures, Risks and Note about Historical Performance on pages 5-6.

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.70	$3.96	0.79%
Hypothetical**	$1,000	$1,020.99	$3.98	0.79%
Class B
Actual	$1,000	$1,007.10	$7.46	1.49%
Hypothetical**	$1,000	$1,017.50	$7.49	1.49%
Class C
Actual	$1,000	$1,007.10	$7.46	1.49%
Hypothetical**	$1,000	$1,017.50	$7.49	1.49%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Massachusetts Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.40	$4.10	0.82%
Hypothetical**	$1,000	$1,020.84	$4.13	0.82%
Class B
Actual	$1,000	$1,001.90	$7.59	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class C
Actual	$1,000	$1,001.90	$7.59	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.20	$4.90	0.98%
Hypothetical**	$1,000	$1,020.04	$4.94	0.98%
Class B
Actual	$1,000	$1,001.70	$8.43	1.69%
Hypothetical**	$1,000	$1,016.50	$8.50	1.69%
Class C
Actual	$1,000	$1,001.60	$8.38	1.68%
Hypothetical**	$1,000	$1,016.55	$8.45	1.68%

Minnesota Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,007.20	$4.50	0.90%
Hypothetical**	$1,000	$1,020.44	$4.53	0.90%
Class B
Actual	$1,000	$1,004.70	$8.05	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%
Class C
Actual	$1,000	$1,003.70	$7.99	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

New Jersey Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.90	$4.35	0.87%
Hypothetical**	$1,000	$1,020.59	$4.38	0.87%
Class B
Actual	$1,000	$1,001.40	$7.83	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%
Class C
Actual	$1,000	$1,001.40	$7.83	1.57%
Hypothetical**	$1,000	$1,017.10	$7.90	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,003.70	$4.30	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%
Class B
Actual	$1,000	$1,000.30	$7.78	1.56%
Hypothetical**	$1,000	$1,017.15	$7.85	1.56%
Class C
Actual	$1,000	$1,000.20	$7.78	1.56%
Hypothetical**	$1,000	$1,017.15	$7.85	1.56%

Pennsylvania Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$998.10	$4.63	0.93%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%
Class B
Actual	$1,000	$994.70	$8.16	1.64%
Hypothetical**	$1,000	$1,016.75	$8.25	1.64%
Class C
Actual	$1,000	$994.60	$8.11	1.63%
Hypothetical**	$1,000	$1,016.80	$8.20	1.63%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Virginia Portfolio

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.70	$3.74	0.75%
Hypothetical**	$1,000	$1,021.19	$3.78	0.75%
Class B
Actual	$1,000	$999.20	$7.23	1.45%
Hypothetical**	$1,000	$1,017.70	$7.29	1.45%
Class C
Actual	$1,000	$998.40	$7.22	1.45%
Hypothetical**	$1,000	$1,017.70	$7.29	1.45%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

BOND RATING SUMMARY*

March 31, 2013 (unaudited)

*	All data are as of March 31, 2013. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2013 (unaudited)

*	All data are as of March 31, 2013. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2013 (unaudited)

*	All data are as of March 31, 2013. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. Each Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2013 (unaudited)

*	All data are as of March 31, 2013. The Portfolio’s quality rating breakdowns are expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Rating Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government Securities and therefore have been deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization.

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.7%
Long-Term Municipal Bonds – 102.7%
Arizona – 82.5%
Arizona Brd of Regents (Univ of Arizona COP) Series 2012C 5.00%, 6/01/29	$3,400	$3,813,610
Arizona COP AGM Series 2008A 5.00%, 9/01/24	6,000	6,706,740
Arizona Dept of Admin Svc (Arizona Lottery) AGM Series 2010A 5.00%, 7/01/28	6,000	6,696,480
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	1,049,330
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04 5.00%, 4/01/19	750	777,023
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D 5.00%, 7/01/28	1,000	1,077,040
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A 5.00%, 9/01/23	2,000	2,132,940
Arizona St West Campus Hsg
AMBAC Series 05 5.00%, 7/01/30	2,200	2,224,024
Arizona Trnsp Brd Hwy
Series 2011A 5.25%, 7/01/29	1,500	1,782,180
Series 2013A 4.00%, 7/01/30	3,000	3,190,620
5.00%, 7/01/30	1,525	1,776,274
Arizona Wtr Infra Fin Auth
Series 06A 5.00%, 10/01/16 (Pre-refunded/ETM)	4,000	4,622,760
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 2012A 5.00%, 10/01/25	1,000	1,223,380
City of Tucson
5.00%, 7/01/28-7/01/29	2,360	2,712,328

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Dove Mountain Resort CFD AZ
Series 2001 6.75%, 12/01/16	$395	$357,819
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A 5.00%, 7/01/29	1,400	1,427,566
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,033	1,036,677
Estrella Mtn CFD AZ Golf Vlg
Series 01A 7.875%, 7/01/25	2,103	2,106,344
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C 5.00%, 7/01/38	2,500	2,712,575
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,306,780
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99 5.95%, 10/01/23	3,160	3,161,991
Greater AZ Dev Auth
NPFGC Series 05A 5.00%, 8/01/21	1,600	1,709,728
NPFGC Series 05B 5.00%, 8/01/25	4,320	4,581,749
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00 7.50%, 7/01/24	455	455,946
Hassayampa CFD AZ
Series 96 7.75%, 7/01/21	1,540	1,556,524
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,332,182
Mesa AZ Excise Tax
5.00%, 7/01/32(a)	5,000	5,629,800
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,549,200
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05 5.00%, 6/01/27	1,000	1,039,590
Northern Arizona Univ COP
AMBAC Series 04 5.125%, 9/01/14 (Pre-refunded/ETM)	1,650	1,762,497

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.125%, 9/01/14 (Pre-refunded/ETM)	$1,735	$1,853,292
5.125%, 9/01/14 (Pre-refunded/ETM)	1,830	1,954,769
5.125%, 9/01/14 (Pre-refunded/ETM)	1,925	2,056,246
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,688,614
Series 2010A 5.00%, 7/01/31	2,000	2,255,840
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A 5.00%, 7/01/23	5,500	5,934,610
Phoenix AZ IDA (Arizona Lease- Capitol Mall)
AMBAC 5.00%, 9/15/25	5,935	6,161,954
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	264,968
Phoenix AZ IDA (Higley AZ USD #60 Lease)
5.00%, 12/01/32	3,500	3,836,805
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A 5.50%, 7/01/26	1,000	1,021,510
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05 5.125%, 6/01/20	1,500	1,506,375
Pima Cnty AZ Swr
Series 2011B 5.00%, 7/01/26	1,000	1,154,550
Series 2012A 5.00%, 7/01/27	1,850	2,148,312
AGM 5.00%, 7/01/25	2,000	2,342,380
Pima County Regional Transportation Auth
5.00%, 6/01/26	3,000	3,507,060
Pinal Cnty AZ COP
Series 04 5.00%, 12/01/24	2,000	2,107,940
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A 5.25%, 10/01/22	1,400	1,453,354

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Queen Creek AZ ID #1
5.00%, 1/01/26	$600	$601,452
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2012A 5.00%, 12/01/29	3,000	3,532,590
Series A 5.00%, 1/01/29	3,400	3,863,794
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,363,319
Series 2007 5.00%, 12/01/37	1,000	1,115,500
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,616,895
AGM 5.00%, 9/01/35	1,500	1,631,415
Show Low AZ ID #6
ACA Series 00 6.00%, 1/01/18	630	631,481
Stoneridge CFD AZ
Series 01 6.75%, 7/15/26	1,650	1,569,381
Sundance AZ CFD #1
Series 02 7.75%, 7/01/22	1,039	1,039,582
Tucson AZ Arpt Auth
AMBAC Series 01 5.35%, 6/01/31	6,475	6,484,712
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 02A 5.00%, 7/15/32	1,000	1,000,880

		145,211,277

California – 1.5%
Vista CA USD GO
5.00%, 8/01/28	2,290	2,662,171

District of Columbia – 1.4%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,452,916

Florida – 0.5%
Double Branch CDD FL
Series 02A 6.70%, 5/01/34	885	898,293

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 2.8%
Chicago IL Wtr
5.00%, 11/01/28	$2,000	$2,298,460
Cook Cnty IL Forest Presv Dist
Series 2012C 5.00%, 12/15/32	2,360	2,668,004

		4,966,464

New York – 1.8%
New York St Dormitory Auth (State Univ of New York)
Series 2012A 5.00%, 7/01/29-7/01/31	2,000	2,328,680
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	908,626

		3,237,306

Puerto Rico – 7.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,618,541
Puerto Rico GO
5.25%, 7/01/23	575	582,302
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,889,837
5.125%, 12/01/27	385	403,746
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A 6.125%, 11/15/30	1,500	1,505,475
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,917,829

		12,917,730

South Carolina – 1.0%
South Carolina Pub Svc Auth
Series 2012D 5.00%, 12/01/43	1,500	1,656,405

Texas – 3.9%
Harris Cnty TX Toll Road
Series 2012
5.00%, 8/15/32	2,260	2,644,742
Houston TX Cmnty Clg GO
5.00%, 2/15/32	2,250	2,631,780

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	$840	$1,011,662
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	497,545

		6,785,729

Total Investments – 102.7% (cost $173,259,771)		180,788,291
Other assets less liabilities – (2.7)%		(4,802,898)

Net Assets – 100.0%		$175,985,393

(a)	When-Issued or delayed delivery security.

As of March 31, 2013, the Fund held 34.0% of net assets in insured bonds (of this amount 12.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	– ACA Financial Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
ID	– Improvement District
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	– State Revolving Fund
USD	– Unified School District

See notes to financial statements.

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Massachusetts – 73.3%
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	$2,000	$2,310,760
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,757,060
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,791,357
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/14 (Pre-refunded/ETM)	2,000	2,124,680
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
5.00%, 7/01/28	1,025	1,182,051
Series B
5.00%, 7/01/29	645	739,712
Massachusetts Bay Trnsp Auth Sales Tax
Series 2005A
5.00%, 7/01/24	2,490	3,149,875
Massachusetts College Bldg Auth
AMBAC
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,995,837
Massachusetts Dev Fin Agy
AGC Series 2005D
5.00%, 7/01/15 (Pre-refunded/ETM)	3,500	3,860,185
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,830,075
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,448,067
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,718,032
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,611,388
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,664,420
Series O-2
5.00%, 10/01/28	3,500	3,868,970
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,550	1,590,455
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,769,437

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
4.00%, 7/01/32	$1,000	$1,040,070
5.00%, 7/01/24	400	480,652
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.00%, 7/01/27	1,720	1,916,424
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	7,118,340
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	7,911,820
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,710	1,973,272
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,690,962
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,844,955
Massachusetts GO
Series 2008A
5.00%, 9/01/28	2,800	3,216,332
AGM Series 2005A
5.00%, 3/01/17	5,000	5,430,400
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,424,100
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,618,850
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,435,020
Series 2010A
5.00%, 12/15/30	5,000	5,857,350
Series A
5.00%, 12/15/27	2,150	2,545,106
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,087,159

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	$6,500	$7,987,590
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,285,685
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,290,660
Series 2010A
5.00%, 10/01/29	5,000	5,638,100
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,188,260
5.25%, 7/01/29	2,500	2,821,050
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,369,906
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,323,180
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007
5.00%, 7/01/31	5,360	5,984,333
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,757,500
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,151,202
5.375%, 6/01/27	3,060	3,467,531
Massachusetts Port Auth
5.00%, 7/01/32	1,430	1,648,118
Series 2010B
5.00%, 7/01/34	2,750	3,161,592
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	2,007,680
Massachusetts Sch Bldg Auth
Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	2,000	2,219,500
NPFGC Series 05A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,768,250

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011-B
5.00%, 10/15/32	$3,720	$4,294,591
Series 2012B
5.00%, 8/15/30	7,000	8,216,740
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
2.321%, 6/01/20(a)	2,000	2,191,660
5.00%, 6/01/23	1,500	1,626,255
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/20-8/01/25	6,125	7,072,685
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	7,989,548
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,927,300
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,402,300
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,767,912

		231,562,301

Arizona – 2.5%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	4,065	4,529,223
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	340	307,996
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,160,742
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	736,230
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,203,192

		7,937,383

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 2.5%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	$1,055	$1,270,136
Series 2008A
5.50%, 8/15/23	360	425,214
Fontana CA USD GO
5.00%, 8/01/26	2,625	3,030,825
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	3,283,504

		8,009,679

District of Columbia – 2.0%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	6,345,478

Florida – 1.4%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30(b)	1,750	1,548,312
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	2,500	2,741,425

		4,289,737

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	536,670

Illinois – 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	358,490
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	393,790
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	361	371,866

		1,124,146

Kansas – 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/27-9/01/28	2,665	3,077,864

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan – 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	$1,605	$1,738,375

Nevada – 0.2%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	713,403

New Jersey – 1.0%
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/33(c)	2,830	3,169,770

New York – 2.6%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	6,905,730
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,216,817

		8,122,547

Ohio – 1.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,976,332

Puerto Rico – 6.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	903,286
Series 08WW
5.375%, 7/01/23	2,065	2,136,717
Series 2010 ZZ
5.25%, 7/01/24	3,000	3,081,570
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	541,620
Series 06A
5.25%, 7/01/22	500	508,300
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	529,055
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	1,045	1,078,053
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	704,918
5.125%, 12/01/27	1,965	2,060,676

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Hwy & Trnsp Auth
Series 2003G
5.25%, 7/01/13 (Pre-refunded/ETM)	$3,355	$3,396,032
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,446,647
FGIC Series 2003G
5.25%, 7/01/14	870	877,230
Puerto Rico Mun Fin Agy
Series 05A 5.25%, 8/01/23	275	277,555
Univ of Puerto Rico
Series 06Q 5.00%, 6/01/19	1,025	1,055,709

		21,597,368

Texas – 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,312,753
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	645,623
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A 5.00%, 8/15/41	1,500	1,610,085

		3,568,461

Virginia – 0.3%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	1,000	1,037,210

Washington – 0.4%
Washington St GO
AGM
5.00%, 7/01/15 (Pre-refunded/ETM)	1,245	1,374,604

Wisconsin – 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(d)	750	841,770

Total Municipal Obligations (cost $287,150,449)		309,023,098

	Shares
SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AllianceBernstein Fixed-Income Shares, Inc.–Government STIF Portfolio, 0.12%(e) (cost $4,116,104)	4,116,104	4,116,104

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Massachusetts Portfolio—Portfolio of Investments

U.S. $ Value

Total Investments – 99.2% (cost $291,266,553)	$313,139,202
Other assets less liabilities – 0.8%	2,647,417

Net Assets – 100.0%	$315,786,619

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/1/17	SIFMA	*	3.792%	$1,186,376
Merrill Lynch Capital Services Inc.	5,100	10/1/16	SIFMA	*	4.148%	711,046

						$1,897,422

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of March 31, 2013.

(b)	Illiquid security.

(c)	When-Issued or delayed delivery security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of this security amounted to $841,770 or 0.3% of net assets.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2013, the Fund held 14.3% of net assets in insured bonds (of this amount 35.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CDD	– Community Development District
CFD	– Community Facilities District
DOT	– Department of Transportation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SRF	– State Revolving Fund
SSA	– Special Services Area
USD	– Unified School District

See notes to financial statements.

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.6%
Long-Term Municipal Bonds – 95.6%
Michigan – 68.0%
Allen Park MI Pub SD GO
Series 03 5.00%, 5/01/13 (Pre-refunded/ETM)	$2,635	$2,644,881
5.00%, 5/01/13 (Pre-refunded/ETM)	2,300	2,308,625
5.00%, 5/01/13 (Pre-refunded/ETM)	2,695	2,705,106
5.00%, 5/01/13 (Pre-refunded/ETM)	1,000	1,003,750
Ann Arbor MI SD GO
5.00%, 5/01/26	2,000	2,375,200
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/13 (Pre-refunded/ETM)	1,835	1,841,881
Detroit MI City SD GO
Series 2012A 5.00%, 5/01/31	2,365	2,609,754
Detroit MI GO
Series 2010 5.00%, 11/01/30	2,000	2,159,420
Detroit MI Swr Disp
Series 2012A 5.00%, 7/01/32	2,000	2,159,580
Detroit MI Wtr Supply Sys
AGM Series 2006A 5.00%, 7/01/24	1,885	1,997,648
Dexter Cmnty Sch MI GO
AGM 5.00%, 5/01/25	2,250	2,587,252
Lansing MI Brd Wtr & Lt
AGM Series 03A 5.00%, 7/01/25	2,200	2,216,456
Lansing MI Cmnty Clg GO
5.00%, 5/01/32	1,240	1,424,090
Michigan Federal Hwy Grant
AGM 5.25%, 9/15/26	3,500	4,054,750
Michigan Finance Auth (Crittenton Hosp Medical Ctr)
Series 2012A 5.00%, 6/01/27	1,500	1,679,970
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/23-10/01/30	4,000	4,831,380
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A 5.30%, 6/01/35	2,490	2,549,137

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Hosp Fin Auth
5.00%, 5/15/15 (Pre-refunded/ETM)	$415	$454,267
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A 5.25%, 11/15/32	1,600	1,697,632
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A 5.00%, 12/01/27	1,000	1,142,560
Michigan Pub Pwr Agy Series 2012A 5.00%, 1/01/32	1,875	2,030,813
Michigan Strategic Fund (Evangelical Homes of Michigan Hall) 5.50%, 6/01/47	500	501,385
Michigan Strategic Fund (Michigan Lease House of Rep Fac) 5.25%, 10/15/31	2,150	2,423,781
Michigan Tech Univ Series 2012A 5.00%, 10/01/26-10/01/34	2,900	3,242,971
Michigan Trunk Line Spl Tax 5.00%, 11/15/26-11/15/30	4,000	4,683,890
North Muskegon SD MI GO Series 03 5.25%, 5/01/13 (Pre-refunded/ETM)	1,500	1,505,910
Oakland Univ 5.00%, 3/01/27-3/01/32	2,600	2,885,916
Plymouth MI Ed Ctr Charter Sch Series 05 5.125%, 11/01/18	1,050	1,059,681
Plymouth-Canton MI SD GO Series 2012A 5.00%, 5/01/25	1,425	1,682,241
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) 5.00%, 7/01/30	500	527,925
Southfield MI Lib Bldg Auth NPFGC 5.00%, 5/01/25	3,340	3,589,632

		68,577,484

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	210	190,233

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 0.8%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) 5.00%, 5/01/27	$700	$816,571

Florida – 4.1%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30(a)	1,835	1,623,516
Double Branch CDD FL Series 02A 6.70%, 5/01/34	875	888,143
Miami Dade Cnty FL Spl Tax Series 2012B 5.00%, 10/01/32	1,000	1,096,570
Pinellas Cnty FL Ed Fac (Barry Univ) 5.00%, 10/01/27	500	547,865

		4,156,094

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03 6.625%, 3/01/33	480	413,059
Illinois Railsplitter Tobacco Set Auth 6.00%, 6/01/28	140	169,633
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	360	370,836

		953,528

Massachusetts – 0.5%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A 5.25%, 7/01/42	450	492,358

Nevada – 0.7%
Nevada GO NPFGC-RE Series 2007B 5.00%, 12/01/25	620	713,403

New York – 3.2%
Metropolitan Trnsp Auth NY Series 2011D 5.00%, 11/15/29	2,155	2,445,042
New York NY GO Series 06 5.00%, 6/01/22	680	762,613

		3,207,655

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 2.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	$2,050	$2,362,748

Puerto Rico – 13.1%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	1,000	1,062,690
Series 08WW 5.375%, 7/01/23	1,120	1,158,898
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,237,818
5.125%, 12/01/27	145	152,060
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B 5.50%, 12/01/23	1,625	1,626,966
Series 01C 5.30%, 12/01/28	1,450	1,450,928
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A 6.125%, 11/15/30	3,000	3,010,950
Puerto Rico Mun Fin Agy
Series 05A 5.25%, 8/01/23	275	277,555
Puerto Rico Sales Tax Fin Corp.
Series 2009A 5.50%, 8/01/19 (Pre-refunded/ETM)	25	31,758
5.50%, 8/01/28	2,975	3,215,231

		13,224,854

Tennessee – 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	400	447,892

Texas – 1.4%
Texas Private Acvty Bond Srfc Trnsp Corp.(LBJ Managed Lanes Project)
7.00%, 6/30/40	470	566,049
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	278,388
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A 5.00%, 8/15/41	500	536,695

		1,381,132

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Total Municipal Obligations (cost $93,411,848)		$96,523,952

	Shares
SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.12%(b) (cost $3,097,148)	3,097,148	3,097,148

Total Investments – 98.7% (cost $96,508,996)		99,621,100
Other assets less liabilities – 1.3%		1,293,934

Net Assets – 100.0%		$100,915,034

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services Inc.	$6,200	10/1/16	SIFMA	*	4.148%	$864,409

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2013, the Fund held 15.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
CDD	– Community Development District
CFD	– Community Facilities District
ETM	– Escrowed to Maturity
GO	– General Obligation
HDA	– Housing Development Authority
HFA	– Housing Finance Authority
HFC	– Housing Finance Corporation
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
SD	– School District
SFMR	– Single Family Mortgage Revenue
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 98.7%
Minnesota – 98.7%
Anoka Cnty MN GO Series 2012A 5.00%, 2/01/27	$1,135	$1,329,925
Central MN Muni Pwr Agy 5.00%, 1/01/22-1/01/32	2,850	3,282,528
Chaska MN Elec Sys Series 05A 5.25%, 10/01/25	1,000	1,087,370
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A 6.00%, 12/01/46	665	672,993
Duluth MN EDA (St Lukes Hlth Sys) 5.75%, 6/15/32	265	282,713
Farmington MN ISD #190 GO AGM Series 05B 5.00%, 2/01/24	3,875	4,132,339
Hennepin Cnty MN Sales Tax (Ballpark Proj) 5.00%, 12/15/23	3,475	4,038,610
Hutchinson MN Pub Util 5.00%, 12/01/25	420	500,468
Maple Grove MN Hlth Care Sys (Maple Grove Hospital) 5.00%, 5/01/22	650	696,696
Metropolitan Council MN GO 5.00%, 3/01/16 (Pre-refunded/ETM)	5,000	5,598,450
Minneapolis MN (National Marrow Donor Prog) 4.875%, 8/01/25	1,170	1,218,052
Minneapolis MN Common Bond FD Series 20102A 6.25%, 12/01/30	1,000	1,214,060
Minneapolis MN Hlth Care Sys (Fairview Health Svcs) AMBAC Series 05D 5.00%, 11/15/30	1,000	1,035,130
Minneapolis MN MFHR (Sumner Field Apts) Series 02 5.60%, 11/20/43	2,505	2,506,728
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,108,620

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2010A 5.00%, 8/15/30	$1,000	$1,047,200
Series D 5.25%, 8/15/25	500	565,025
Minneapolis-St Paul MN Intl Arpt
Series 2012B 5.00%, 1/01/31	650	741,793
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul Mn Intl Arpt)
5.00%, 1/01/30	1,250	1,434,437
Series 2009A 5.00%, 1/01/21	2,020	2,374,833
Minnesota 911 Spl Fee AGC Series 2009 5.00%, 6/01/21	1,970	2,371,703
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1 5.50%, 2/15/25	1,000	1,165,530
Minnesota GO 5.00%, 8/01/19-6/01/21	4,000	4,731,750
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D 5.00%, 3/01/30	2,000	2,275,480
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	3,148,964
Minnesota Hgr Ed Fac Auth (St Catherine Univ)
5.00%, 10/01/32	1,400	1,582,896
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F 5.00%, 10/01/20	700	835,765
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H 5.125%, 12/01/30	1,000	1,095,760
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5 5.00%, 10/01/24	1,000	1,056,880
5.25%, 10/01/34	1,000	1,052,470
Series 2009 5.00%, 10/01/29	1,000	1,138,080

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Mun Pwr Agy Elec 5.25%, 10/01/21	$3,000	$3,318,030
Series 04A 5.25%, 10/01/24	500	529,060
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010C 5.00%, 3/01/22	2,000	2,446,140
Minnesota St Clg & Univ Series 2013A 4.00%, 10/01/29	3,550	3,884,410
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A 5.30%, 1/20/27	1,620	1,620,972
No St Paul Maplewd MN ISD #622 AGM 5.00%, 8/01/20	3,425	3,909,055
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,926,027
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,563,060
Rochester MN GO
Series 2012A
5.00%, 2/01/24	3,000	3,744,180
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,123,190
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	614,004
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,636,860
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,284,780
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	2,089,650

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	$500	$511,905
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,361,676
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,472,644
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	3,035,492
Univ of Minnesota
Series 2013A
4.00%, 2/01/33	3,725	4,069,749
Western MN Mun Pwr Agy
Series 2012A
5.00%, 1/01/27-1/01/30	3,090	3,700,451
AGM
5.00%, 1/01/17	700	803,754
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,000,200

Total Investments – 98.7% (cost $101,983,655)		108,968,537
Other assets less liabilities – 1.3%		1,448,559

Net Assets – 100.0%		$110,417,096

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/1/16	SIFMA	*	4.071%	$447,520

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Minnesota Portfolio—Portfolio of Investments

As of March 31, 2013, the Fund held 15.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
GO	– General Obligation
ISD	– Independent School District
MFHR	– Multi-Family Housing Revenue
SRF	– State Revolving Fund

See notes to financial statements.

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.0%
Long-Term Municipal Bonds – 101.8%
New Jersey – 69.4%
Bergen Cnty NJ Impt Auth Series 05 5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,700,221
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO) 5.00%, 12/15/17	2,755	3,268,036
Bernards Twp NJ SD GO 4.00%, 7/15/25	2,360	2,672,322
Burlington Cnty NJ Brdg Commn (Burlington Cnty NJ GO) 5.00%, 12/01/23-12/01/24	2,700	3,290,033
Gloucester Cnty NJ Impt Auth (Gloucester Cnty NJ GO) Series 2013A 4.00%, 9/01/29-9/01/30(a)	4,155	4,436,959
Landis NJ Swr Auth NPFGC-RE Series 93 9.695%, 9/19/19(b)	1,850	2,233,172
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts) Series 01 5.25%, 7/01/21	750	751,508
Morris-Union NJ Jt Comm COP RADIAN Series 04 5.00%, 5/01/24	1,290	1,325,591
New Jersey Ed Fac Auth 5.00%, 7/01/15 (Pre-refunded/ETM)	280	309,148
FGIC Series 04E 5.00%, 7/01/14 (Pre-refunded/ETM)	1,000	1,057,300
New Jersey Ed Fac Auth (New Jersey Inst of Technology) Series 2010H 5.00%, 7/01/31	700	773,241
New Jersey Ed Fac Auth (Princeton Theological Seminary) Series 2010A 5.00%, 7/01/28	5,000	5,943,700
New Jersey Ed Fac Auth (Princeton Univ) 5.00%, 7/01/23	3,200	3,499,840
New Jersey Ed Fac Auth (Richard Stockton College) 5.50%, 7/01/23	4,500	5,217,075

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey EDA Series 04-I 5.25%, 9/01/14 (Pre-refunded/ETM)	$2,510	$2,687,407
Series 05 5.25%, 3/01/15 (Pre-refunded/ETM)	3,300	3,607,725
AGM 5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	4,203,431
New Jersey EDA (Jersey Gardens Mall) Series 98B 6.50%, 4/01/28	3,000	3,638,130
New Jersey EDA (Masonic Charity Foundation NJ) Series 01 5.50%, 6/01/31	1,000	1,002,820
Series 02 5.25%, 6/01/24	540	552,247
New Jersey EDA (New Jersey Lease Liberty St PK) Series A 5.00%, 3/01/24	1,500	1,539,030
New Jersey EDA (The Seeing Eye, Inc.) 5.00%, 6/01/32	4,000	4,513,440
New Jersey Hlth Care Fac Fin Auth RADIAN Series 04A 5.25%, 7/01/14 (Pre-refunded/ETM)	2,085	2,639,110
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.) Series 08 5.125%, 7/01/22	1,000	1,097,780
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital) RADIAN Series 02 5.125%, 7/01/32	4,250	4,251,912
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr) 5.00%, 1/01/34	1,940	2,027,901
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital) 5.00%, 7/01/25	2,100	2,325,414
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital) AGM Series 01 5.00%, 7/01/26	1,500	1,502,325

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy) AGM Series 00A1 6.35%, 11/01/31	$2,000	$2,002,500
New Jersey Inst of Technology Series 2012A 5.00%, 7/01/32	1,400	1,617,196
New Jersey Trnsp Trust Fd Auth Series 03C 5.50%, 6/15/13 (Pre-refunded/ETM)	2,250	2,274,008
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant) NPFGC-RE Series 2006A 5.00%, 6/15/18	3,400	3,808,918
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) Series 2012A 5.00%, 6/15/42	4,000	4,321,120
New Jersey Turnpike Auth (New Jersey Turnpike) Series 2009H 5.00%, 1/01/23	5,000	5,716,600
Series 2013A 5.00%, 1/01/33(a)	2,125	2,380,128
Newark NJ Hsg Auth PANYNJ Term NPFG C Series 04 5.25%, 1/01/14 (Pre-refunded/ETM)	2,380	2,468,631
5.25%, 1/01/14 (Pre-refunded/ETM)	1,200	1,244,688
North Hudson Swr Auth NJ NPFGC Series 01A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	6,668,054
Rutgers State Univ NJ GO 5.00%, 5/01/30	1,000	1,144,380
Union Cnty NJ Impt Auth (Union Cnty NJ GO) NPFGC Series 03A 5.25%, 8/15/23	2,885	2,919,332
Union Cnty NJ Util Auth (Union Cnty NJ) Series 2011A 5.25%, 12/01/31	4,560	4,987,500

		113,619,873

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	305	276,290

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 2.7%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	$1,165	$1,402,567
Series 2008A 5.50%, 8/15/23	400	472,460
Vista CA USD GO 5.00%, 8/01/27	2,120	2,479,594

		4,354,621

District of Columbia – 2.2%
District of Columbia Tax Incr 5.25%, 12/01/26	3,070	3,691,399

Florida – 2.0%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30(c)	2,495	2,207,451
Double Branch CDD FL Series 02A 6.70%, 5/01/34	875	888,142
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	150	152,804

		3,248,397

Guam – 0.3%
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	517,745

Illinois – 1.0%
Chicago IL Wtr 5.00%, 11/01/28	1,000	1,149,230
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	505	520,201

		1,669,431

New York – 9.7%
New York NY GO Series 06 5.00%, 6/01/22	950	1,065,415
New York NY Mun Wtr Fin Auth Series EE 5.00%, 6/15/31	2,040	2,399,897
New York St Dormitory Auth (State Univ of New York) Series 2012A 5.00%, 7/01/30	2,130	2,479,086

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Port Authority of NY & NJ 5.00%, 7/15/30	$1,800	$2,089,656
5.25%, 7/15/36	4,000	4,665,720
Port Authority of NY & NJ (Jfk International Air Terminal LLC) NPFGC Series 97-6 5.75%, 12/01/22	3,175	3,182,207

		15,881,981

Ohio – 2.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension) 5.25%, 5/15/24	3,000	3,457,680
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25(c)	500	404,040

		3,861,720

Pennsylvania – 4.1%
Delaware Riv Port Auth PA & NJ Series 2010E 5.00%, 1/01/28-1/01/29	4,530	5,053,797
Delaware River JT Toll Brdg Commn PA Series 03 5.00%, 7/01/13 (Pre-refunded/ETM)	1,625	1,644,012

		6,697,809

Puerto Rico – 6.3%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	900	956,421
Series 08WW 5.375%, 7/01/23	2,165	2,240,191
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	541,620
Series 04A 5.25%, 7/01/19	710	725,570
Series 06A 5.25%, 7/01/22	500	508,300
Puerto Rico HFA MFHR 5.00%, 12/01/13 (Pre-refunded/ETM)	2,355	2,429,489
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.00%, 12/01/17	1,310	1,334,602
5.125%, 12/01/27	305	319,850
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	1,260	1,283,877

		10,339,920

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 1.6%
Dallas TX ISD GO Series 2004 5.00%, 2/15/14 (Pre-refunded/ETM)	$2,450	$2,551,993

Total Long-Term Municipal Bonds (cost $156,672,436)		166,711,179

Short-Term Municipal Notes – 1.2%
South Jersey NJ Trnsp Auth Series 2011A 0.10%, 11/01/39(d) (cost $2,000,000)	2,000	2,000,000

Total Investments – 103.0% (cost $158,672,436)		168,711,179
Other assets less liabilities – (3.0)%		(4,978,315)

Net Assets – 100.0%		$163,732,864

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$414,801

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)	Variable rate coupon, rate shown as of March 31, 2013.

(c)	Illiquid security.

(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2013, the Fund held 24.1% of net assets in insured bonds (of this amount 46.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

Glossary:

AGM	– Assured Guaranty Municipal
CDA	– Community Development Authority
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
ISD	– Independent School District
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
SD	– School District
SSA	– Special Services Area
USD	– Unified School District

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.0%
Long-Term Municipal Bonds – 101.0%
Ohio – 78.3%
Akron OH Income Tax
5.00%, 12/01/31	$4,500	$5,142,420
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,672,185
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,291,703
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/29	3,590	4,238,200
AMBAC Series 04B
5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,194,422
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	4,433,760
Cleveland OH GO
5.00%, 12/01/28	2,215	2,538,058
AMBAC Series 04
5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,297,932
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,881,400
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,424,259
Cleveland OH Wtr
Series 2012X
5.00%, 1/01/27	1,500	1,763,220
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,809,625
Cleveland State Univ
5.00%, 6/01/30	3,000	3,369,330
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25(a)	500	404,040
Columbus OH GO
Series 2012A
5.00%, 2/15/26	4,640	5,637,786
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,727,488

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	$1,850	$1,885,298
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,013,020
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,783,919
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,292,378
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,340	1,443,810
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	865	840,745
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	781,904
5.80%, 5/20/44	1,150	1,168,388
Greater Cleveland RTA OH
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,454,584
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,381,311
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,625	1,691,024
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,067,730
Jobsohio Beverage Sys Stwd Liq
Series 2013A
5.00%, 1/01/38	6,000	6,658,860
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,577,085
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,295	1,395,324
5.00%, 12/01/14 (Pre-refunded/ETM)	1,370	1,476,134

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Miami Univ OH
5.00%, 9/01/31	$1,000	$1,143,680
Northeast OH Reg Swr Dist
5.00%, 11/15/33(b)	4,435	5,149,257
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,086,570
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A
5.00%, 4/01/24	1,500	1,607,385
Ohio GO
5.00%, 9/15/22	3,085	3,860,199
Series 04A
5.00%, 6/15/14 (Pre-refunded/ETM)	3,000	3,171,360
Ohio Higher Edl Fac Commn
5.00%, 11/01/14 (Pre-refunded/ETM)	425	456,556
5.00%, 11/01/14 (Pre-refunded/ETM)	745	800,316
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/21-11/01/32	2,860	3,060,688
Ohio Higher Edl Fac Commn (Univ of Dayton OH)
5.00%, 12/01/43	3,000	3,298,890
Ohio St Higher Edl Fac Rev (Univ of Dayton OH)
5.375%, 12/01/30	750	865,530
Ohio Univ
NPFGC Series 04
5.00%, 6/01/14 (Pre-refunded/ETM)	1,950	2,056,606
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,599	1,622,345
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/13 (Pre-refunded/ETM)	1,600	1,650,928
Riversouth Auth OH
Series 04A
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,058,170
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,058,170
Series 05A
5.00%, 12/01/24	3,590	3,949,179
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,335,355
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/13 (Pre-refunded/ETM)	2,940	3,032,581

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	$2,500	$2,654,425
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,597,698
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,762,919
Youngstown OH GO
AGM
5.00%, 12/01/14 (Pre-refunded/ETM)	2,155	2,321,948

		133,338,097

Arizona – 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	295	267,232

California – 0.5%
California GO
5.25%, 4/01/29	5	5,177
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	750	776,332

		781,509

District of Columbia – 2.1%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	3,000	3,591,780

Florida – 3.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30(a)	1,995	1,765,076
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	855	867,842
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	220	224,112
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	1,500	1,644,855
Orlando & Orange Cnty Expwy Auth FL
5.00%, 7/01/35(b)	1,500	1,689,480

		6,191,365

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Georgia – 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	$500	$536,670

Illinois – 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1—Deercrest)
Series 03
6.625%, 3/01/33	928	798,581
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	215	260,507
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	518	533,592

		1,592,680

Kansas – 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/27	1,460	1,690,052

Louisiana – 0.7%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	1,000	1,122,490

New York – 2.7%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,817,895
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	825,520

		4,643,415

Pennsylvania – 0.5%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	745	853,107

Puerto Rico – 5.2%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	1,370	1,426,033
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,632,718
5.375%, 7/01/24	1,030	1,057,089

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico GO
Series 01A
5.50%, 7/01/19	$500	$541,620
Series 06A
5.25%, 7/01/22	500	508,300
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	529,055
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	393,259
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	378,484
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,362,082

		8,828,640

Tennessee – 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	705,430

Texas – 4.2%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 20111D
5.00%, 9/01/28	5,000	5,794,800
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	891,227
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	438,313

		7,124,340

Virginia – 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	665	689,745

Total Municipal Obligations (cost $164,786,040)		171,956,552

	Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.12%(c) (cost $2,848,868)	2,848,868	2,848,868

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

Ohio Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

Total Investments – 102.7% (cost $167,634,908)		$174,805,420
Other assets less liabilities – (2.7)%		(4,572,170)

Net Assets – 100.0%		$170,233,250

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/1/16	SIFMA	*	4.071%	$460,307

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2013, the Fund held 26.3% of net assets in insured bonds (of this amount 40.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CCD	– Community College District
CDD	– Community Development District
CFD	– Community Facilities District
COP	– Certificate of Participation
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
GO	– General Obligation
HFA	– Housing Finance Authority
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	– Radian Asset Assurance Inc.
RTA	– Regional Transportation Authority
SD	– School District
SSA	– Special Services Area

See notes to financial statements.

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.4%
Long-Term Municipal Bonds – 102.4%
Pennsylvania – 80.5%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,224,659
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
5.00%, 3/01/28	4,000	4,764,560
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	513,225
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,547,010
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	3,490	3,803,576
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,446,187
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/13 (Pre-refunded/ETM)	1,625	1,648,172
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,745,120
Coatesville PA SD GO
AGM
5.00%, 8/01/23	3,500	3,947,090
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	327,699
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,735,130
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	4,971,623
Hampden PA GO
5.00%, 5/15/29-5/15/32	3,905	4,468,087
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/14 (Pre-refunded/ETM)	1,330	1,392,842
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	2,400	2,400,696

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	$740	$840,951
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	1,085,105
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	1,040,400
Northampton Cnty PA GO
Series 2012B
5.00%, 10/01/30	3,000	3,522,330
Penn Delco PA SD GO
4.00%, 6/01/30	1,250	1,340,112
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	2,000	2,191,120
Pennsylvania Hgr Ed Fac Auth
RADIAN Series 03AA-1
5.00%, 11/01/13 (Pre-refunded/ETM)	1,000	1,027,350
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,651,698
Series 2010
5.00%, 3/01/28	1,390	1,564,167
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,166,020
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/29	2,125	2,454,332
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	130	160,489
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,080,697
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,625,600
Pennsylvania Turnpike Comm
5.00%, 12/01/30(a)	3,500	3,397,170
Series 2012A
5.00%, 12/01/28	2,000	2,300,660
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	2,161,440

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24(b)	$350	$274,827
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.69%, 4/26/14(c)	2,000	1,990,160
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,993,440
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,562,600
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,189,359
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,638,950
Pittsburgh PA Pub Pkg Auth NPFGC-RE Series 05A 5.00%, 12/01/19	2,435	2,568,170
Reading PA Area Wtr Auth 5.00%, 12/01/31	1,000	1,095,540
State Pub Sch Bldg Auth PA AGM Series 03 5.25%, 6/01/13 (Pre-refunded/ETM)	5,000	5,040,950
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20) NPFGC-RE Series 05 5.00%, 5/15/26	2,025	2,153,284
Wilkes-Barre PA Fin Auth (Univ of Scranton) 5.00%, 11/01/30	2,500	2,747,650
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	553,646
York Cnty PA GO 5.00%, 6/01/37(d)	3,500	3,977,575

		106,331,468

Arizona – 0.2%
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	260	235,526

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 2.4%
District of Columbia Tax Incr 5.25%, 12/01/26	$2,625	$3,156,326

Florida – 2.2%
Crossings at Fleming Is CDD FL Series 00C 7.10%, 5/01/30(b)	1,995	1,765,076
Double Branch CDD FL Series 02A 6.70%, 5/01/34	915	928,743
Hammock Bay CDD FL Series 04A 6.15%, 5/01/24	220	224,112

		2,917,931

Guam – 0.8%
Guam Intl Arpt Auth NPFGC Series 03B 5.25%, 10/01/23	500	503,955
Guam Wtrworks Auth Series 05 6.00%, 7/01/25	500	517,745

		1,021,700

Illinois – 3.7%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1—Deercrest) Series 03 6.625%, 3/01/33	962	827,839
Chicago IL Wtr
5.00%, 11/01/29	3,235	3,697,670
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr) Series 05A 5.95%, 3/01/28	425	437,793

		4,963,302

New York – 5.1%
New York NY Mun Wtr Fin Auth Series EE 5.00%, 6/15/31	1,735	2,041,089
Triborough Brdg & Tunl Auth NY 5.00%, 1/01/28	4,000	4,681,560

		6,722,649

Puerto Rico – 6.7%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/22	800	818,656
5.375%, 7/01/24	1,530	1,570,239

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico GO 5.25%, 7/01/23	$500	$506,350
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund) 5.125%, 12/01/27	1,180	1,237,454
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) FGIC Series 03G 5.25%, 7/01/14	3,335	3,362,714
Puerto Rico Mun Fin Agy Series 05A 5.25%, 8/01/23	300	302,787
Puerto Rico Pub Bldgs Auth (Puerto Rico Go) Series N 5.50%, 7/01/22	345	354,947
Univ of Puerto Rico 5.00%, 6/01/22	655	660,862

		8,814,009

Washington – 0.8%
Washington St GO AGM 5.00%, 7/01/15 (Pre-refunded/ETM)	920	1,015,772

Total Investments – 102.4% (cost $129,376,792)		135,178,683
Other assets less liabilities – (2.4)%		(3,122,381)

Net Assets – 100.0%		$132,056,302

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)	Illiquid security.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2013.

(d)	When-Issued or delayed delivery security.

As of March 31, 2013, the Fund held 30.6% of net assets in insured bonds (of this amount 25.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Pennsylvania Portfolio—Portfolio of Investments

MFHR – Multi-Family Housing Revenue

NPFGC – National Public Finance Guarantee Corporation

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN – Radian Asset Assurance Inc.

SD – School District

SRF – State Revolving Fund

SSA – Special Services Area

See notes to financial statements.

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 97.7%
Virginia – 70.0%
Albemarle Cnty VA IDA Ed Fac (The Covenant School) Series 01A 7.75%, 7/15/32	$2,990	$3,051,056
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts) Series 01 5.15%, 11/01/31	1,510	1,520,630
Bell Creek CDA VA Series 03A 6.75%, 3/01/22	100	101,094
Chesapeake VA GO Series 2010D 5.00%, 12/01/25	2,275	2,707,660
Chesterfield Cnty VA EDA (Brandermill Woods) 5.125%, 1/01/43	1,000	1,013,640
Dulles Town Ctr CDA VA 4.25%, 3/01/26	1,000	988,220
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist) 5.00%, 4/01/28	8,635	9,810,655
Fairfax Cnty VA EDA (Goodwin House) 5.00%, 10/01/22	1,000	1,096,730
Fairfax Cnty VA GO Series 2009C 5.00%, 10/01/17	2,500	2,982,150
Fairfax Cnty VA IDA (Inova Health Sys) 5.00%, 5/15/25	1,000	1,148,910
Fairfax Cnty VA Wtr Auth 5.00%, 4/01/28	2,000	2,411,240
Fairfax VA GO Series 2010 5.00%, 7/15/25	480	572,472
Hampton VA GO Series 2010A 5.00%, 1/15/21	1,750	2,082,710
Series 2012A 5.00%, 4/01/25-4/01/26	6,275	7,569,508
Hamptons Roads Santn Dist VA Wstwtr 5.00%, 4/01/25	6,650	7,617,575

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hanover Cnty VA EDA (Covenant Woods) Series 2012A 5.00%, 7/01/42	$2,000	$1,981,620
Harrisonburg VA IDA (Rockingham Mem Hosp) AMBAC 5.00%, 8/15/22-8/15/25	7,850	8,662,439
Henrico Cnty VA EDA (Bon Secours Health System, Inc.) 5.00%, 11/01/30	2,000	2,202,940
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,162,700
Series 2010 5.00%, 7/15/24	6,600	7,881,258
Henrico Cnty VA Wtr & Swr 5.00%, 5/01/25	1,165	1,354,650
Series 2009 5.00%, 5/01/27	1,200	1,382,772
Isle Wight Cnty VA GO 5.00%, 7/01/31-7/01/32	2,315	2,719,597
6.00%, 7/01/27	3,500	4,203,430
James City Cnty VA EDA (James City Cnty VA Lease) AGM 5.00%, 6/15/22	4,385	4,997,760
Leesburg VA GO Series 2011A 5.00%, 1/15/24	2,040	2,433,618
Lexington VA IDA (Virginia Military Institute) Series 2010B 5.00%, 12/01/30	3,885	4,386,553
Loudoun Cnty VA Santn Auth 5.00%, 1/01/29	3,820	4,422,032
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease) 5.00%, 2/01/24	2,000	2,239,520
Mosaic Dist VA CDA Series 2011A 6.875%, 3/01/36	250	286,278
New Port CDA VA 5.50%, 9/01/26(a)	924	598,854
Newport News VA GO Series 2012A 5.00%, 7/15/24	2,695	3,310,161

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Newport News VA IDA MFHR (Walker Village Apts) Series 02A 5.55%, 9/20/34	$1,880	$1,881,560
5.65%, 3/20/44	1,660	1,661,378
Norfolk VA EDA (Bon Secours Health System, Inc.) 5.00%, 11/01/29	2,200	2,464,616
Norfolk VA Wtr 5.00%, 11/01/27-11/01/28	4,000	4,757,338
Northwestern Reg Jail Auth VA NPFGC 5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,656,150
Portsmouth VA GO Series 2012A 5.00%, 7/15/25	4,170	5,075,057
Prince William Cnty VA IDA (George Mason Univ) 5.50%, 9/01/31	3,750	4,263,000
Reynolds Crossing CDA VA 5.10%, 3/01/21	1,016	1,029,513
Richmond VA GO Series 2009A 5.00%, 7/15/27	1,400	1,633,296
AGM Series 05A 5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,761,725
Richmond VA Pub Util 5.00%, 1/15/28	1,000	1,143,070
Roanoke VA GO 5.00%, 2/01/24	1,000	1,222,620
Series 2012C 5.00%, 2/01/23-2/01/25	2,000	2,446,250
Roanoke VA IDA (Carilion Health Sys) AGM 5.00%, 7/01/27	3,000	3,305,760
Suffolk VA GO 5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,990,748
5.00%, 8/01/22-2/01/26	7,140	8,524,580
NPFGC 5.00%, 2/01/20	1,290	1,471,800
Univ of Virginia 5.00%, 9/01/29	2,910	3,483,095
Series 2013A 5.00%, 6/01/20	500	621,465
Upper Occoquan Swr Auth VA AGM 5.00%, 7/01/25	2,500	2,727,800

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Beach VA Wtr & Swr 5.00%, 10/01/30	$2,000	$2,193,480
Virginia College Bldg Auth 5.00%, 9/01/15 (Pre-refunded/ETM)	220	244,314
Series 05A 5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,540,963
Virginia College Bldg Auth (Liberty Univ) 5.25%, 3/01/29	5,000	5,747,800
Virginia College Bldg Auth (Roanoke College) 5.00%, 4/01/23	1,000	1,105,300
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed) 5.00%, 9/01/16	5,615	6,224,115
Virginia ComWlth Univ Hlth Sys Auth 5.00%, 7/01/27	1,000	1,149,010
Virginia Port Auth Series 2010 5.00%, 7/01/30	2,250	2,509,830
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure) Series 2011B 5.00%, 11/01/26	7,740	9,398,605
Series 2012A 5.00%, 11/01/28-11/01/32	10,795	13,028,979
Virginia Resources Auth (Virginia SRF) Series 2009 5.00%, 10/01/25	3,345	4,037,014
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj) 5.00%, 7/01/34	2,835	2,940,490
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.25%, 1/01/32	2,500	2,673,525
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj) 5.125%, 9/01/22	710	774,028
Virginia Trnsp Brd (Virginia Fed Hwy Grant) Series 2012A 5.00%, 9/15/27	2,000	2,381,060
Watkins Centre CDA VA 5.40%, 3/01/20	490	487,829

		214,457,595

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 1.8%
Arizona Sports & Tourism Auth Series 2012A 5.00%, 7/01/29	$3,945	$4,395,519
Dove Mountain Resort CFD AZ Series 2001 6.75%, 12/01/16	350	317,055
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	786,427

		5,499,001

California – 1.0%
California Statewide CDA (Enloe Med Ctr) 6.25%, 8/15/28	1,910	2,299,487
Series 2008A 5.50%, 8/15/23	660	779,559

		3,079,046

Colorado – 0.4%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,372,537

District of Columbia – 7.0%
District of Columbia (Howard Univ) Series 2011A 6.25%, 10/01/32	4,700	5,627,122
Metro Washington Arpt Auth VA Series C 5.125%, 10/01/34	5,130	5,792,026
Series 2012A 5.00%, 10/01/30	2,480	2,808,278
Metro Washington Arpt Auth VA (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(b)	4,300	3,771,229
Washington DC Metro Area Trnst Auth 5.25%, 7/01/27	3,000	3,436,770

		21,435,425

Florida – 1.3%
Orlando & Orange Cnty Expwy Auth FL
5.00%, 7/01/35(c)	2,250	2,534,220

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	$400	$438,292
5.25%, 10/01/30	1,000	1,092,980

		4,065,492

Georgia – 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B 5.60%, 1/01/30	500	536,670

Illinois – 0.3%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	325	393,790
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A 5.95%, 3/01/28	425	437,792

		831,582

Kansas – 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A 5.00%, 9/01/27-9/01/28	2,650	3,060,500

Louisiana – 0.9%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	2,350	2,637,851

Michigan – 0.5%
Michigan Pub Pwr Agy
Series 2012A 5.00%, 1/01/32	1,575	1,705,883

New Jersey – 0.5%
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A 5.00%, 1/01/33(c)	1,380	1,545,683

New York – 3.0%
Metropolitan Trnsp Auth NY
Series 2011D 5.00%, 11/15/28-11/15/29	5,745	6,529,242
New York NY GO
Series 06 5.00%, 6/01/22	1,125	1,261,676

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	$1,275	$1,412,802

		9,203,720

Puerto Rico – 7.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	832,480
NPFGC 5.50%, 7/01/17	5,000	5,469,400
Puerto Rico GO
Series 01A 5.50%, 7/01/19	500	541,620
Puerto Rico Govt Dev Bank
Series 06B 5.00%, 12/01/15	500	529,055
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	3,290	3,394,063
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,602,547
5.125%, 12/01/27	290	304,120
Puerto Rico Hwy & Trnsp Auth
Series 2003G 5.25%, 7/01/13 (Pre-refunded/ETM)	1,395	1,412,061
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G 5.25%, 7/01/14	1,840	1,855,290
FGIC Series 2003G 5.25%, 7/01/14	365	368,033
Puerto Rico Mun Fin Agy
Series 05A 5.25%, 8/01/23	340	343,159
Puerto Rico Sales Tax Fin Corp.
Series 2009A 5.50%, 8/01/19 (Pre-refunded/ETM)	25	31,758
5.50%, 8/01/28	2,975	3,215,231
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,755,573

		21,654,390

Texas – 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,336,839
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	657,470

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A 5.00%, 8/15/41	$1,400	$1,502,746

		3,497,055

Washington – 0.6%
Washington St GO
AGM 5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,473,973
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	436,596

		1,910,569

Wisconsin – 1.0%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A 5.00%, 8/15/32	2,700	2,950,992

Total Municipal Obligations (cost $282,158,275)		299,443,991

	Shares
SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.12%(d) (cost $7,052,837)	7,052,837	7,052,837

Total Investments – 100.0% (cost $289,211,112)		306,496,828
Other assets less liabilities – 0.0%		18,967

Net Assets – 100.0%		$306,515,795

INTEREST RATE SWAP CONTRACTS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/1/17	SIFMA	*	3.792%	$1,038,079

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

(a)	Illiquid security.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	When-Issued or delayed delivery security.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of March 31, 2013, the Fund held 11.3% of net assets in insured bonds (of this amount 17.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
CFD	– Community Facilities District
EDA	– Economic Development Agency
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
NPFGC	– National Public Finance Guarantee Corporation
SRF	– State Revolving Fund
SSA	– Special Services Area

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2013 (unaudited)

	Arizona		Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $173,259,771 and $287,150,449, respectively)	$180,788,291		$309,023,098
Affiliated issuers (cost $0 and $4,116,104, respectively)	– 0	–	4,116,104
Interest and dividends receivable	2,153,445		4,033,859
Receivable for shares of beneficial interest sold	343,799		831,477
Receivable for investment securities sold	20,000		– 0	–
Unrealized appreciation on interest rate swap contracts	– 0	–	1,897,422

Total assets	183,305,535		319,901,960

Liabilities
Due to custodian	1,117,594		– 0	–
Payable for investment securities purchased	5,627,500		3,146,026
Payable for shares of beneficial interest redeemed	299,770		494,664
Dividends payable	94,713		177,105
Distribution fee payable	67,087		126,359
Advisory fee payable	46,869		106,631
Administrative fee payable	14,184		13,078
Transfer Agent fee payable	2,112		3,168
Accrued expenses	50,313		48,310

Total liabilities	7,320,142		4,115,341

Net Assets	$175,985,393		$315,786,619

Composition of Net Assets
Shares of beneficial interest, at par	$155,464		$270,063
Additional paid-in capital	167,423,968		290,615,778
Distributions in excess of net investment income	(158,398)		(457,229)
Accumulated net realized gain on investment transactions	1,035,839		1,587,936
Net unrealized appreciation on investments	7,528,520		23,770,071

	$175,985,393		$315,786,619

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$138,569,851	12,237,215	$11.32	*

Class B	$1,687,754	149,272	$11.31

Class C	$35,727,788	3,159,879	$11.31

Massachusetts Portfolio

Class A	$238,472,876	20,385,415	$11.70	*

Class B	$1,773,743	151,909	$11.68

Class C	$75,540,000	6,468,989	$11.68

*	The maximum offering price per share for Class A of Arizona Portfolio and Massachusetts Portfolio were $11.67 and $12.06, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Michigan		Minnesota
Assets
Investments in securities, at value
Unaffiliated issuers (cost $93,411,848 and $101,983,655, respectively)	$96,523,952		$108,968,537
Affiliated issuers (cost $3,097,148 and $0, respectively)	3,097,148		– 0	–
Interest and dividends receivable	1,606,118		1,302,733
Unrealized appreciation on interest rate swap contracts	864,409		447,520
Receivable for shares of beneficial interest sold	26,462		81,843
Receivable for investment securities sold	20,000		1,765,148

Total assets	102,138,089		112,565,781

Liabilities
Due to custodian	– 0	–	1,808,148
Payable for shares of beneficial interest redeemed	1,041,144		182,067
Dividends payable	46,784		30,367
Distribution fee payable	42,862		42,024
Advisory fee payable	27,945		32,564
Administrative fee payable	12,941		11,926
Transfer Agent fee payable	3,285		1,668
Accrued expenses	48,094		39,921

Total liabilities	1,223,055		2,148,685

Net Assets	$100,915,034		$110,417,096

Composition of Net Assets
Shares of beneficial interest, at par	$93,641		$104,106
Additional paid-in capital	96,764,675		102,847,238
Distributions in excess of net investment income	(276,369)		(168,900)
Accumulated net realized gain on investment transactions	356,574		202,250
Net unrealized appreciation on investments	3,976,513		7,432,402

	$100,915,034		$110,417,096

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Michigan Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$72,084,247	6,686,018	$10.78	*

Class B	$732,387	68,064	$10.76

Class C	$28,098,400	2,609,997	$10.77

Minnesota Portfolio

Class A	$87,196,705	8,222,900	$10.60	*

Class B	$192,902	18,195	$10.60

Class C	$23,027,489	2,169,468	$10.61

*	The maximum offering price per share for Class A of Michigan Portfolio and Minnesota Portfolio were $11.11 and $10.93, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Statement of Assets & Liabilities

	New Jersey		Ohio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $158,672,436 and $164,786,040, respectively)	$168,711,179		$171,956,552
Affiliated issuers (cost $0 and $2,848,868, respectively)	– 0	–	2,848,868
Interest and dividends receivable	1,903,152		2,289,502
Unrealized appreciation on interest rate swap contracts	414,801		460,307
Receivable for shares of beneficial interest sold	157,764		66,491
Receivable for investment securities sold	25,000		30,000

Total assets	171,211,896		177,651,720

Liabilities
Due to custodian	142,475		– 0	–
Payable for investment securities purchased	6,794,646		6,858,439
Payable for shares of beneficial interest redeemed	280,964		296,036
Dividends payable	85,108		83,258
Distribution fee payable	65,594		70,883
Advisory fee payable	53,489		49,954
Administrative fee payable	11,879		12,106
Transfer Agent fee payable	2,159		2,620
Accrued expenses	42,718		45,174

Total liabilities	7,479,032		7,418,470

Net Assets	$163,732,864		$170,233,250

Composition of Net Assets
Shares of beneficial interest, at par	$162,055		$163,706
Additional paid-in capital	153,394,042		162,273,099
Distributions in excess of net investment income	(220,789)		(227,459)
Accumulated net realized gain (loss) on investment transactions	(55,988)		393,085
Net unrealized appreciation on investments	10,453,544		7,630,819

	$163,732,864		$170,233,250

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

New Jersey Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$124,441,489	12,318,314	$10.10	*

Class B	$1,541,719	152,575	$10.10

Class C	$37,749,656	3,734,631	$10.11

Ohio Portfolio

Class A	$123,914,535	11,914,632	$10.40	*

Class B	$1,383,670	133,190	$10.39

Class C	$44,935,045	4,322,741	$10.40

*	The maximum offering price per share for Class A of New Jersey Portfolio and Ohio Portfolio were $10.41 and $10.72, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Pennsylvania		Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $129,376,792 and $282,158,275, respectively)	$135,178,683		$299,443,991
Affiliated issuers (cost $0 and $7,052,837, respectively)	– 0	–	7,052,837
Interest and dividends receivable	1,544,005		3,743,777
Receivable for shares of beneficial interest sold	233,166		664,896
Receivable for investment securities sold	35,000		– 0	–
Unrealized appreciation on interest rate swap contracts	– 0	–	1,038,079

Total assets	136,990,854		311,943,580

Liabilities
Due to custodian	496,594		– 0	–
Payable for investment securities purchased	3,975,825		4,107,857
Payable for shares of beneficial interest redeemed	248,799		815,372
Dividends payable	62,325		213,445
Distribution fee payable	51,454		123,687
Advisory fee payable	42,325		95,610
Administrative fee payable	11,350		14,280
Transfer Agent fee payable	3,083		9,456
Accrued expenses	42,797		48,078

Total liabilities	4,934,552		5,427,785

Net Assets	$132,056,302		$306,515,795

Composition of Net Assets
Shares of beneficial interest, at par	$123,756		$269,450
Additional paid-in capital	125,463,155		288,015,194
Distributions in excess of net investment income	(111,836)		(146,730)
Accumulated net realized gain on investment transactions	779,336		54,086
Net unrealized appreciation on investments	5,801,891		18,323,795

	$132,056,302		$306,515,795

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Pennsylvania Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$102,482,488	9,604,275	$10.67	*

Class B	$1,435,771	134,558	$10.67

Class C	$28,138,043	2,636,744	$10.67

Virginia Portfolio

Class A	$230,595,235	20,258,256	$11.38	*

Class B	$1,956,859	172,209	$11.36

Class C	$73,963,701	6,514,549	$11.35

*	The maximum offering price per share for Class A of Pennsylvania Portfolio and Virginia Portfolio were $11.00 and $11.73, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2013 (unaudited)

	Arizona		Massachusetts
Investment Income
Interest	$3,823,256		$6,123,385
Dividends – Affiliated issuers	444		3,435

Total income	3,823,700		6,126,820

Expenses
Advisory fee (see Note B)	398,794		708,439
Distribution fee – Class A	209,728		358,969
Distribution fee – Class B	8,981		9,925
Distribution fee – Class C	178,136		367,822
Transfer agency – Class A	22,443		37,967
Transfer agency – Class B	288		315
Transfer agency – Class C	5,913		12,322
Printing	6,280		10,028
Custodian	47,304		56,379
Legal	15,190		15,190
Registration fees	6,432		4,466
Administrative	23,296		23,778
Audit	19,302		19,292
Trustees’ fees	3,534		3,586
Miscellaneous	3,904		5,825

Total expenses before interest expense	949,525		1,634,303
Interest expense	8,894		– 0	–

Total expenses	958,419		1,634,303
Less: expenses waived and reimbursed by the Adviser (see Note B)	(127,300)		(78,267)

Net expenses	831,119		1,556,036

Net investment income	2,992,581		4,570,784

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	1,275,126		1,358,692
Swap contracts	– 0	–	245,028
Net change in unrealized appreciation/depreciation of:
Investments	(2,591,884)		(4,728,189)
Swap contracts	– 0	–	(226,259)

Net loss on investment transactions	(1,316,758)		(3,350,728)

Net Increase in Net Assets from Operations	$1,675,823		$1,220,056

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Michigan	Minnesota
Investment Income
Interest	$2,127,729	$2,086,567
Dividends – Affiliated issuers	499	876

Total income	2,128,228	2,087,443

Expenses
Advisory fee (see Note B)	227,782	246,138
Distribution fee – Class A	108,378	129,610
Distribution fee – Class B	4,386	974
Distribution fee – Class C	140,537	113,966
Transfer agency – Class A	21,554	19,292
Transfer agency – Class B	260	45
Transfer agency – Class C	8,960	5,270
Custodian	46,002	42,030
Administrative	22,410	23,036
Audit	19,186	19,182
Legal	15,638	15,638
Printing	5,708	5,236
Registration fees	3,922	1,554
Trustees’ fees	3,594	3,586
Miscellaneous	3,143	3,277

Total expenses before interest expense	631,460	628,834
Interest expense	3,182	2,713

Total expenses	634,642	631,547
Less: expenses waived and reimbursed by the Adviser (see Note B)	(36,729)	(56,098)

Net expenses	597,913	575,449

Net investment income	1,530,315	1,511,994

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	246,151	170,498
Swap contracts	123,511	68,564
Net change in unrealized appreciation/depreciation of:
Investments	(1,410,480)	(916,809)
Swap contracts	(115,960)	(64,023)

Net loss on investment transactions	(1,156,778)	(741,770)

Net Increase in Net Assets from Operations	$373,537	$770,224

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Operations

	New Jersey		Ohio
Investment Income
Interest	$3,421,666		$3,431,542
Dividends – Affiliated issuers	1,933		544

Total income	3,423,599		3,432,086

Expenses
Advisory fee (see Note B)	371,586		380,050
Distribution fee – Class A	188,001		183,661
Distribution fee – Class B	9,172		7,995
Distribution fee – Class C	189,906		224,358
Transfer agency – Class A	25,964		31,014
Transfer agency – Class B	381		400
Transfer agency – Class C	8,047		11,548
Custodian	46,175		47,676
Administrative	22,986		23,778
Audit	19,242		19,242
Legal	14,948		15,522
Printing	6,744		8,626
Trustees’ fees	3,248		3,586
Registration fees	2,166		1,350
Miscellaneous	4,600		3,988

Total expenses before interest expense	913,166		962,794
Interest expense	– 0	–	6,590

Total expenses	913,166		969,384
Less: expenses waived and reimbursed by the Adviser (see Note B)	(54,633)		(82,274)

Net expenses	858,533		887,110

Net investment income	2,565,066		2,544,976

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	452,295		338,661
Swap contracts	59,569		70,524
Net change in unrealized appreciation/depreciation of:
Investments	(2,368,603)		(2,507,974)
Swap contracts	(54,796)		(65,851)

Net loss on investment transactions	(1,911,535)		(2,164,640)

Net Increase in Net Assets from Operations	$653,531		$380,336

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Pennsylvania		Virginia
Investment Income
Interest	$2,726,944		$5,659,057
Dividends – Affiliated issuers	2,597		4,404

Total income	2,729,541		5,663,461

Expenses
Advisory fee (see Note B)	302,316		695,968
Distribution fee – Class A	156,502		350,137
Distribution fee – Class B	7,821		10,130
Distribution fee – Class C	142,319		369,343
Transfer agency – Class A	25,844		44,321
Transfer agency – Class B	568		385
Transfer agency – Class C	7,228		14,295
Custodian	43,988		55,201
Administrative	21,680		23,555
Audit	19,252		19,300
Legal	15,638		15,185
Printing	6,624		11,227
Trustees’ fees	3,594		3,584
Registration fees	1,962		2,595
Miscellaneous	3,644		5,340

Total expenses	758,980		1,620,566
Less: expenses waived and reimbursed by the Adviser (see Note B)	(25,924)		(201,274)

Net expenses	733,056		1,419,292

Net investment income	1,996,485		4,244,169

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Investment transactions	795,432		163,427
Swap contracts	– 0	–	125,501
Net change in unrealized appreciation/depreciation of:
Investments	(3,121,718)		(3,955,954)
Swap contracts	– 0	–	(114,513)

Net loss on investment transactions	(2,326,286)		(3,781,539)

Net Increase (Decrease) in Net Assets from Operations	$(329,801)		$462,630

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,992,581	$6,394,330
Net realized gain on investment transactions	1,275,126	557,675
Net change in unrealized appreciation/depreciation of investments	(2,591,884)	6,464,960

Net increase in net assets from operations	1,675,823	13,416,965
Dividends to Shareholders from
Net investment income
Class A	(2,463,166)	(5,271,483)
Class B	(25,467)	(66,026)
Class C	(503,948)	(1,042,795)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(862,776)	2,228,872

Total increase (decrease)	(2,179,534)	9,265,533
Net Assets
Beginning of period	178,164,927	168,899,394

End of period (including distributions in excess of net investment income of ($158,398) and ($158,398), respectively)	$175,985,393	$178,164,927

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,570,784	$9,198,882
Net realized gain on investment transactions	1,603,720	1,662,473
Net change in unrealized appreciation/depreciation of investments	(4,954,448)	13,527,572

Net increase in net assets from operations	1,220,056	24,388,927
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,860,391)	(7,810,542)
Class B	(25,266)	(75,982)
Class C	(933,282)	(1,808,646)
Net realized gain on investment transactions
Class A	(897,251)	– 0	–
Class B	(7,389)	– 0	–
Class C	(276,177)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase	14,183,496	14,610,039

Total increase	9,403,796	29,303,796
Net Assets
Beginning of period	306,382,823	277,079,027

End of period (including distributions in excess of net investment income of ($457,229) and ($209,074), respectively)	$315,786,619	$306,382,823

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Changes in Net Assets

	Michigan
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,530,315	$3,318,602
Net realized gain on investment transactions	369,662	1,065,997
Net change in unrealized appreciation/depreciation of investments	(1,526,440)	1,449,361

Net increase in net assets from operations	373,537	5,833,960
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,251,993)	(2,638,415)
Class B	(12,186)	(37,924)
Class C	(390,418)	(891,331)
Net realized gain on investment transactions
Class A	(586,507)	(32,712)
Class B	(7,572)	(672)
Class C	(229,724)	(13,719)
Transactions in Shares of Beneficial Interest
Net increase	1,924,885	2,570,047

Total increase (decrease)	(179,978)	4,789,234
Net Assets
Beginning of period	101,095,012	96,305,778

End of period (including distributions in excess of net investment income of ($276,369) and ($152,087), respectively)	$100,915,034	$101,095,012

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,511,994	$3,491,444
Net realized gain on investment transactions	239,062	678,151
Net change in unrealized appreciation/depreciation of investments	(980,832)	3,353,242

Net increase in net assets from operations	770,224	7,522,837
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,312,506)	(3,039,062)
Class B	(2,280)	(9,620)
Class C	(266,014)	(579,900)
Net realized gain on investment transactions
Class A	(285,535)	– 0	–
Class B	(646)	– 0	–
Class C	(74,685)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	3,912,486	(4,201,496)

Total increase (decrease)	2,741,044	(307,241)
Net Assets
Beginning of period	107,676,052	107,983,293

End of period (including distributions in excess of net investment income of ($168,900) and ($100,094), respectively)	$110,417,096	$107,676,052

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,565,066	$5,513,563
Net realized gain on investment transactions	511,864	801,719
Net change in unrealized appreciation/depreciation of investments	(2,423,399)	7,263,892

Net increase in net assets from operations	653,531	13,579,174
Dividends to Shareholders from
Net investment income
Class A	(2,098,172)	(4,466,976)
Class B	(24,325)	(76,445)
Class C	(502,647)	(1,089,031)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	3,432,920	(1,349,542)

Total increase	1,461,307	6,597,180
Net Assets
Beginning of period	162,271,557	155,674,377

End of period (including distributions in excess of net investment income of ($220,789) and ($160,711), respectively)	$163,732,864	$162,271,557

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,544,976	$5,312,006
Net realized gain on investment transactions	409,185	925,042
Net change in unrealized appreciation/depreciation of investments	(2,573,825)	4,929,899

Net increase in net assets from operations	380,336	11,166,947
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,013,470)	(4,122,642)
Class B	(20,838)	(69,732)
Class C	(581,440)	(1,260,689)
Net realized gain on investment transactions
Class A	(550,225)	0
Class B	(7,570)	0
Class C	(203,179)	0
Transactions in Shares of Beneficial Interest
Net increase	6,880,356	9,677,783

Total increase	3,883,970	15,391,667
Net Assets
Beginning of period	166,349,280	150,957,613

End of period (including distributions in excess of net investment income of ($227,459) and ($156,687), respectively)	$170,233,250	$166,349,280

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,996,485	$4,352,519
Net realized gain on investment transactions	795,432	1,134,455
Net change in unrealized appreciation/depreciation of investments	(3,121,718)	5,336,714

Net increase (decrease) in net assets from operations	(329,801)	10,823,688
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,632,034)	(3,536,878)
Class B	(18,964)	(64,805)
Class C	(345,487)	(750,836)
Net realized gain on investment transactions
Class A	(885,298)	(78,748)
Class B	(13,485)	(2,338)
Class C	(244,972)	(20,562)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	227,664	(1,360,367)

Total increase (decrease)	(3,242,377)	5,009,154
Net Assets
Beginning of period	135,298,679	130,289,525

End of period (including distributions in excess of net investment income of ($111,836) and ($111,836), respectively)	$132,056,302	$135,298,679

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,244,169	$8,647,954
Net realized gain on investment transactions	288,928	2,898,534
Net change in unrealized appreciation/depreciation of investments	(4,070,467)	10,980,373

Net increase in net assets from operations	462,630	22,526,861
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,497,148)	(7,033,676)
Class B	(23,361)	(70,320)
Class C	(851,342)	(1,798,941)
Net realized gain on investment transactions
Class A	(1,835,070)	(1,003,999)
Class B	(16,131)	(14,660)
Class C	(583,634)	(324,756)
Transactions in Shares of Beneficial Interest
Net increase	9,357,779	37,719,410

Total increase	3,013,723	49,999,919
Net Assets
Beginning of period	303,502,072	253,502,153

End of period (including distributions in excess of net investment income of ($146,730) and ($19,048), respectively)	$306,515,795	$303,502,072

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of eight portfolios: Arizona Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolio to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Notes to Financial Statements

values as described in Note 1 above) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2013:

Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$165,647,642		$15,140,649		$180,788,291

Total Investments in Securities		– 0	–	165,647,642		15,140,649		180,788,291
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$165,647,642		$15,140,649		$180,788,291

Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$304,072,500		$4,950,598		$309,023,098
Short-Term Investments		4,116,104		– 0	–	– 0	–	4,116,104

Total Investments in Securities		4,116,104		304,072,500		4,950,598		313,139,202
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	1,897,422		– 0	–	1,897,422
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$4,116,104		$305,969,922		$4,950,598		$315,036,624

Michigan Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$91,377,171		$5,146,781		$96,523,952
Short-Term Investments		3,097,148		– 0	–	– 0	–	3,097,148

Total Investments in Securities		3,097,148		91,377,171		5,146,781		99,621,100
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	864,409		– 0	–	864,409
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$3,097,148		$92,241,580		$5,146,781		$100,485,509

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Notes to Financial Statements

Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$108,012,831		$955,706		$108,968,537

Total Investments in Securities		– 0	–	108,012,831		955,706		108,968,537
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	447,520		– 0	–	447,520
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$108,460,351		$955,706		$109,416,057

New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$156,259,371		$10,451,808		$166,711,179
Short-Term Municipal Notes		– 0	–	2,000,000		– 0	–	2,000,000

Total Investments in Securities		– 0	–	158,259,371		10,451,808		168,711,179
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	414,801		– 0	–	414,801
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$158,674,172		$10,451,808		$169,125,980

Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds		$5,149,257		$155,467,094		$11,340,201		$171,956,552
Short-Term Investments		2,848,868		– 0	–	– 0	–	2,848,868

Total Investments in Securities		7,998,125		155,467,094		11,340,201		174,805,420
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	460,307		– 0	–	460,307
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$7,998,125		$155,927,401		$11,340,201		$175,265,727

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$127,426,346		$7,752,337		$135,178,683
Total Investments in Securities		– 0	–	127,426,346		7,752,337		135,178,683

Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$127,426,346		$7,752,337		$135,178,683

Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$289,151,040		$10,292,951		$299,443,991
Short-Term Investments		7,052,837		– 0	–	– 0	–	7,052,837

Total Investments in Securities		7,052,837		289,151,040		10,292,951		306,496,828
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	1,038,079		– 0	–	1,038,079
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$7,052,837		$290,189,119		$10,292,951		$307,534,907

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Arizona Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$15,412,778		$15,412,778
Accrued discounts/(premiums)	4,265		4,265
Realized gain (loss)	2,104		2,104
Change in unrealized appreciation/depreciation	(55,408)		(55,408)
Purchases	– 0	–	– 0	–
Sales	(223,090)		(223,090)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/13	$15,140,649		$15,140,649

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(55,408)		$(55,408)

Massachusetts Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$5,089,507		$2,123,681		$7,213,188
Accrued discounts/(premiums)	5,903		– 0	–	5,903
Realized gain (loss)	881		– 0	–	881
Change in unrealized appreciation/depreciation	(131,693)		– 0	–	(131,693)
Purchases	– 0	–	– 0	–	– 0	–
Sales	(14,000)		– 0	–	(14,000)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(2,123,681)		(2,123,681)

Balance as of 3/31/13++	$4,950,598		$ – 0	–	$4,950,598

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(131,693)		– 0	–	$(131,693)

Michigan Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$5,328,356		$980,369		$6,308,725
Accrued discounts/(premiums)	3,657		– 0	–	3,657
Realized gain (loss)	881		– 0	–	881
Change in unrealized appreciation/depreciation	(162,113)		– 0	–	(162,113)
Purchases	– 0	–	– 0	–	– 0	–
Sales	(24,000)		– 0	–	(24,000)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(980,369)		(980,369)

Balance as of 3/31/13++	$5,146,781		$ – 0	–	$5,146,781

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Michigan Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(162,113)		$	– 0	–	$(162,113)

Minnesota Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$951,028			$511,543		$1,462,571
Accrued discounts/(premiums)	13			– 0	–	13
Realized gain (loss)	540			– 0	–	540
Change in unrealized appreciation/depreciation	9,125			– 0	–	9,125
Purchases	– 0	–		– 0	–	– 0	–
Sales	(5,000)			– 0	–	(5,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(511,543)		(511,543)

Balance as of 3/31/13++	$955,706		$	– 0	–	$955,706

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$9,125		$	– 0	–	$9,125

New Jersey Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$12,008,485			$469,597		$12,478,082
Accrued discounts/(premiums)	(2,545)			– 0	–	(2,545)
Realized gain (loss)	881			– 0	–	881
Change in unrealized appreciation/depreciation	(173,013)			– 0	–	(173,013)
Purchases	– 0	–		– 0	–	– 0	–
Sales	(1,382,000)			– 0	–	(1,382,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(469,597)		(469,597)

Balance as of 3/31/13++	$10,451,808		$	– 0	–	$10,451,808

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(232,306)		$	– 0	–	$(232,306)

Ohio Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$16,118,480			$526,158		$16,644,638
Accrued discounts/(premiums)	(14,038)			– 0	–	(14,038)
Realized gain (loss)	126,406			– 0	–	126,406
Change in unrealized appreciation/depreciation	(443,054)			– 0	–	(443,054)
Purchases	848,807			– 0	–	848,807

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Notes to Financial Statements

Ohio Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Sales	(5,296,400)			– 0	–	(5,296,400)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(526,158)		(526,158)

Balance as of 3/31/13++	$11,340,201		$	– 0	–	$11,340,201

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(252,962)		$	– 0	–	$(252,962)

Pennsylvania Portfolio	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$11,125,498			$11,125,498
Accrued discounts/(premiums)	6,048			6,048
Realized gain (loss)	474,732			474,732
Change in unrealized appreciation/depreciation	(708,941)			(708,941)
Purchases	– 0	–		– 0	–
Sales	(3,145,000)			(3,145,000)
Transfers in to Level 3	– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–

Balance as of 3/31/13	$7,752,337			$7,752,337

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(229,035)			$(229,035)

Virginia Portfolio	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/12	$11,837,665			$1,152,592		$12,990,257
Accrued discounts/(premiums)	5,060			– 0	–	5,060
Realized gain (loss)	20,642			– 0	–	20,642
Change in unrealized appreciation/depreciation	(22,206)			– 0	–	(22,206)
Purchases	4,050,790			– 0	–	4,050,790
Sales	(5,599,000)			– 0	–	(5,599,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,152,592)		(1,152,592)

Balance as of 3/31/13++	$10,292,951		$	– 0	–	$10,292,951

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13*	$(78,623)		$	– 0	–	$(78,623)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

++	There were de minimis transfers under 1% of net assets during the reporting period.

102	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at March 31, 2013:

Arizona Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$15,140,649	Third Party Vendor	Evaluated Quotes	$90.59-$101.09

Massachusetts Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$4,950,598	Third Party Vendor	Evaluated Quotes	$71.70-$103.01

Michigan Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$5,146,781	Third Party Vendor	Evaluated Quotes	$86.05-$103.01

New Jersey Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$10,451,808	Third Party Vendor	Evaluated Quotes	$80.81-$126.58

Ohio Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$11,340,201	Third Party Vendor	Evaluated Quotes	$80.81-$107.75

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	103

Notes to Financial Statements

Pennsylvania Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$7,752,337	Third Party Vendor	Evaluated Quotes	$78.52-$109.23

Virginia Portfolio
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$10,292,951	Third Party Vendor	Evaluated Quotes	$64.81-$114.51

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

104	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	105

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	Prior to February 1, 2013
Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.95%	1.65%	1.65%
Virginia	.72%	1.42%	1.42%

	Effective February 1, 2013
Portfolio	Class A	Class B	Class C
Arizona	.78%	1.48%	1.48%
Massachusetts	.82%	1.52%	1.52%
Michigan	.90%	1.60%	1.60%
Minnesota	.90%	1.60%	1.60%
New Jersey	.87%	1.57%	1.57%
Ohio	.85%	1.55%	1.55%
Pennsylvania	.90%	1.60%	1.60%
Virginia	.80%	1.50%	1.50%

The Expense Caps will extend through January 31, 2014 and then may be extended by the Adviser for additional one year terms. For the six months ended March 31, 2013, such waiver/reimbursement amounted to $127,300, $78,267, $36,729, $56,098, $54,633, $82,274, $25,924 and $201,274 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended March 31, 2013, the reimbursement for such services amounted to $23,296, $23,778, $22,410, $23,036, $22,986, $23,778, $21,680 and $23,555 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2013, such compensation retained by ABIS amounted to: $9,162, $19,188, $12,771, $10,402, $13,867, $13,361, $13,828 and $18,712 for Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios, respectively.

106	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2013 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class B		Class C
Arizona	$216		$	– 0	–	$143		$635
Massachusetts	129			1,610		– 0	–	3,412
Michigan	– 0	–		– 0	–	16		1,211
Minnesota	200			997		– 0	–	2,365
New Jersey	– 0	–		63		34		539
Ohio	251			– 0	–	– 0	–	1,156
Pennsylvania	21			– 0	–	7		203
Virginia	456			13,509		42		4,126

The Portfolios may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Portfolios’ transactions in shares of the Government STIF Portfolio for the six months ended March 31, 2013 is as follows:

Portfolio	Market Value September 30, 2012 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2013 (000)			Dividend Income (000)
Arizona	$3,191		$7,793	$10,984	$	– 0	–	$	– 0	–*
Massachusetts	2,422		29,797	28,103		4,116			3
Michigan	– 0	–	10,835	7,738		3,097			– 0	–*
Minnesota	141		10,498	10,639		– 0	–		1
New Jersey	6,376		15,610	21,986		– 0	–		2
Ohio	– 0	–	13,503	10,654		2,849			1
Pennsylvania	4,518		16,271	20,789		– 0	–		3
Virginia	2,497		30,811	26,255		7,053			4

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Portfolios has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	107

Notes to Financial Statements

net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,391,453	$2,092,500
Massachusetts	3,342,993	3,777,797
Michigan	3,158,764	4,438,338
Minnesota	2,640,578	2,777,270
New Jersey	5,250,344	3,647,168
Ohio	4,278,313	3,914,961
Pennsylvania	3,528,059	3,471,530
Virginia	3,548,812	3,112,732

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2013, were as follows:

Portfolio	Purchases	Sales
Arizona	$32,219,383	$24,969,066
Massachusetts	27,837,009	12,164,704
Michigan	10,925,580	12,511,144
Minnesota	15,019,220	13,014,757
New Jersey	22,201,078	7,661,508
Ohio	25,827,039	14,536,123
Pennsylvania	18,512,831	13,931,180
Virginia	19,405,764	12,204,663

There were no purchases or sales of U.S. government and government agency obligations for the six months ended March 31, 2013.

108	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
Arizona	$8,352,038	$(823,518)	$7,528,520
Massachusetts	22,833,354	(960,705)	21,872,649
Michigan	3,683,086	(570,982)	3,112,104
Minnesota	7,079,516	(94,634)	6,984,882
New Jersey	10,878,816	(840,073)	10,038,743
Ohio	8,092,994	(922,482)	7,170,512
Pennsylvania	6,559,369	(757,478)	5,801,891
Virginia	17,983,955	(698,239)	17,285,716

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swap Agreements

Each Portfolio may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies and for other purposes discussed below. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swap agreements to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	109

Notes to Financial Statements

on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Upfront premiums paid or received are recognized at cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in the net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2013, the Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Virginia Portfolios held interest rate swaps for hedging purposes.

Documentation governing the Portfolios’ OTC derivatives may contain provisions for early termination of such transaction in the event the net assets of the Portfolio decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. As of March 31, 2013, none of the Portfolios had OTC derivatives with contingent features in net liability positions.

110	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

At March 31, 2013, the Portfolios had entered into the following derivatives:

Massachusetts Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,897,422

Total		$1,897,422

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$245,028	$(226,259)

Total		$245,028	$(226,259)

Michigan Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$864,409

Total		$864,409

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	111

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$123,511	$(115,960)

Total		$123,511	$(115,960)

Minnesota Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$447,520

Total		$447,520

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$68,564	$(64,023)

Total		$68,564	$(64,023)

New Jersey Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$414,801

Total		$414,801

112	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$59,569	$(54,796)

Total		$59,569	$(54,796)

Ohio Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$460,307

Total		$460,307

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$70,524	$(65,851)

Total		$70,524	$(65,851)

Virginia Portfolio	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swap contracts	$1,038,079

Total		$1,038,079

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended March 31, 2013:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$125,501	$(114,513)

Total		$125,501	$(114,513)

The following tables represent the volume of the Portfolios’ derivative transactions during the six months ended March 31, 2013:

Massachusetts Portfolio
Interest Rate Swap Contracts:
Average notional amount	$13,100,000

Michigan Portfolio
Interest Rate Swap Contracts:
Average notional amount	$6,200,000

Minnesota Portfolio
Interest Rate Swap Contracts:
Average notional amount	$3,500,000

New Jersey Portfolio
Interest Rate Swap Contracts:
Average notional amount	$3,000,000

Ohio Portfolio
Interest Rate Swap Contracts:
Average notional amount	$3,600,000

Virginia Portfolio
Interest Rate Swap Contracts:
Average notional amount	$7,000,000

114	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Arizona Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	744,851	1,292,003	$8,508,948	$14,504,964

Shares issued in reinvestment of dividends	104,679	307,372	1,193,601	3,436,470

Shares converted from Class B	14,239	39,436	162,299	439,639

Shares redeemed	(965,187)	(1,580,146)	(11,022,793)	(17,687,632)

Net increase (decrease)	(101,418)	58,665	$(1,157,945)	$693,441

Class B
Shares sold	100	2,673	$1,146	$30,098

Shares issued in reinvestment of dividends	564	4,029	6,426	44,862

Shares converted to Class A	(14,253)	(39,500)	(162,299)	(439,639)

Shares redeemed	(6,827)	(10,590)	(77,764)	(118,299)

Net decrease	(20,416)	(43,388)	$(232,491)	$(482,978)

Class C
Shares sold	209,404	462,437	$2,387,909	$5,201,900

Shares issued in reinvestment of dividends	25,568	61,757	291,077	689,925

Shares redeemed	(188,211)	(347,320)	(2,151,326)	(3,873,416)

Net increase	46,761	176,874	$527,660	$2,018,409

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	Massachusetts Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	2,366,739	3,589,992	$28,119,851	$41,837,578

Shares issued in reinvestment of dividends and distributions	210,816	312,095	2,504,918	3,618,401

Shares converted from Class B	22,533	82,505	268,088	956,243

Shares redeemed	(1,863,892)	(3,402,192)	(22,061,736)	(39,462,715)

Net increase	736,196	582,400	$8,831,121	$6,949,507

Class B
Shares sold	2,369	3,964	$28,333	$46,358

Shares issued in reinvestment of dividends and distributions	1,499	4,176	17,809	48,152

Shares converted to Class A	(22,573)	(82,684)	(268,088)	(956,243)

Shares redeemed	(17,026)	(11,999)	(202,878)	(139,057)

Net decrease	(35,731)	(86,543)	$(424,824)	$(1,000,790)

Class C
Shares sold	780,724	1,223,020	$9,255,741	$14,221,401

Shares issued in reinvestment of dividends and distributions	80,689	117,074	957,658	1,354,904

Shares redeemed	(374,344)	(596,443)	(4,436,200)	(6,914,983)

Net increase	487,069	743,651	$5,777,199	$8,661,322

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	765,541	1,194,639	$8,345,858	$12,978,758

Shares issued in reinvestment of dividends and distributions	119,265	165,662	1,305,609	1,800,008

Shares converted from Class B	24,620	24,298	268,839	264,979

Shares redeemed	(713,004)	(1,029,170)	(7,754,945)	(11,209,301)

Net increase	196,422	355,429	$2,165,361	$3,834,444

116	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Michigan Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class B
Shares sold	619	3,191	$6,752	$34,692

Shares issued in reinvestment of dividends and distributions	1,730	3,291	18,922	35,658

Shares converted to Class A	(24,666)	(24,343)	(268,839)	(264,979)

Shares redeemed	(975)	(26,627)	(10,628)	(288,901)

Net decrease	(23,292)	(44,488)	$(253,793)	$(483,530)

Class C
Shares sold	214,958	223,934	$2,339,046	$2,430,421

Shares issued in reinvestment of dividends and distributions	43,281	62,074	473,426	673,358

Shares redeemed	(256,762)	(357,968)	(2,799,155)	(3,884,646)

Net increase (decrease)	1,477	(71,960)	$13,317	$(780,867)

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	811,050	1,356,294	$8,684,434	$14,321,574

Shares issued in reinvestment of dividends and distributions	110,487	169,172	1,182,042	1,782,723

Shares converted from Class B	341	12,937	3,659	137,906

Shares redeemed	(633,749)	(1,983,100)	(6,781,473)	(21,048,638)

Net increase (decrease)	288,129	(444,697)	$3,088,662	$(4,806,435)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	Minnesota Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class B
Shares sold	19	35	$201	$369

Shares issued in reinvestment of dividends and distributions	223	560	2,386	5,880

Shares converted to Class A	(341)	(12,940)	(3,659)	(137,906)

Shares redeemed	(11)	(11,848)	(110)	(125,002)

Net decrease	(110)	(24,193)	$(1,182)	$(256,659)

Class C
Shares sold	224,434	380,215	$2,403,431	$4,024,872

Shares issued in reinvestment of dividends and distributions	24,779	40,577	265,440	427,937

Shares redeemed	(172,213)	(340,388)	(1,843,865)	(3,591,211)

Net increase	77,000	80,404	$825,006	$861,598

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	1,141,534	1,244,145	$11,669,296	$12,489,077

Shares issued in reinvestment of dividends	102,661	220,541	1,046,144	2,197,433

Shares converted from Class B	36,271	88,941	370,037	886,302

Shares redeemed	(964,303)	(1,752,206)	(9,815,069)	(17,388,359)

Net increase (decrease)	316,163	(198,579)	$3,270,408	$(1,815,547)

Class B
Shares sold	932	14,373	$9,531	$142,956

Shares issued in reinvestment of dividends	1,658	5,098	16,913	50,661

Shares converted to Class A	(36,267)	(88,921)	(370,037)	(886,302)

Shares redeemed	(9,077)	(42,248)	(92,133)	(419,807)

Net decrease	(42,754)	(111,698)	$(435,726)	$(1,112,492)

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	New Jersey Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class C
Shares sold	334,966	423,393	$3,421,368	$4,250,868

Shares issued in reinvestment of dividends	34,760	78,471	354,438	782,374

Shares redeemed	(312,168)	(347,429)	(3,177,568)	(3,454,745)

Net increase	57,558	154,435	$598,238	$1,578,497

	Ohio Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	1,342,044	2,307,218	$14,161,538	$24,058,739

Shares issued in reinvestment of dividends and distributions	155,999	265,205	1,647,400	2,755,959

Shares converted from Class B	27,001	116,248	284,895	1,205,512

Shares redeemed	(1,002,671)	(1,716,374)	(10,582,705)	(17,883,799)

Net increase	522,373	972,297	$5,511,128	$10,136,411

Class B
Shares sold	2,144	2,981	$22,780	$30,940

Shares issued in reinvestment of dividends and distributions	2,210	5,287	23,328	54,731

Shares converted to Class A	(27,034)	(116,365)	(284,895)	(1,205,512)

Shares redeemed	(17,503)	(20,815)	(184,341)	(214,479)

Net decrease	(40,183)	(128,912)	$(423,128)	$(1,334,320)

Class C
Shares sold	306,219	618,816	$3,237,099	$6,448,618

Shares issued in reinvestment of dividends and distributions	53,827	84,638	568,419	879,060

Shares redeemed	(191,253)	(619,511)	(2,013,162)	(6,451,986)

Net increase	168,793	83,943	$1,792,356	$875,692

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	470,516	757,698	$5,108,539	$8,135,433

Shares issued in reinvestment of dividends and distributions	154,030	197,139	1,675,753	2,105,026

Shares converted from Class B	22,638	129,905	245,955	1,384,763

Shares redeemed	(636,667)	(1,211,720)	(6,895,123)	(12,946,738)

Net increase (decrease)	10,517	(126,978)	$135,124	$(1,321,516)

Class B
Shares sold	791	4,573	$8,586	$48,654

Shares issued in reinvestment of dividends and distributions	2,176	4,187	23,707	44,522

Shares converted to Class A	(22,638)	(129,905)	(245,955)	(1,384,763)

Shares redeemed	(959)	(26,894)	(10,541)	(287,686)

Net decrease	(20,630)	(148,039)	$(224,203)	$(1,579,273)

Class C
Shares sold	200,434	256,101	$2,174,164	$2,726,412

Shares issued in reinvestment of dividends and distributions	42,349	51,575	461,433	550,914

Shares redeemed	(213,783)	(162,105)	(2,318,854)	(1,736,904)

Net increase	29,000	145,571	$316,743	$1,540,422

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Virginia Portfolio
	Shares		Amount
	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012

Class A
Shares sold	1,821,204	3,886,559	$21,126,748	$44,054,986

Shares issued in reinvestment of dividends and distributions	290,527	431,813	3,373,039	4,876,111

Shares converted from Class B	5,703	88,274	66,112	1,000,751

Shares redeemed	(1,516,785)	(1,780,001)	(17,488,440)	(20,155,195)

Net increase	600,649	2,626,645	$7,077,459	$29,776,653

Class B
Shares sold	1,802	8,244	$20,817	$93,025

Shares issued in reinvestment of dividends and distributions	2,295	4,962	26,627	55,787

Shares converted to Class A	(5,713)	(88,430)	(66,112)	(1,000,751)

Shares redeemed	(5,842)	(27,399)	(67,538)	(310,285)

Net decrease	(7,458)	(102,623)	$(86,206)	$(1,162,224)

Class C
Shares sold	479,771	1,306,021	$5,537,480	$14,788,576

Shares issued in reinvestment of dividends and distributions	97,021	144,105	1,124,258	1,622,610

Shares redeemed	(372,265)	(645,245)	(4,295,212)	(7,306,205)

Net increase	204,527	804,881	$2,366,526	$9,104,981

NOTE F

Risks Involved in Investing in the Portfolios

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is the measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolios’ assets can decline as can the real value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Tax Risk—There is no guarantee that all of the Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended March 31, 2013.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2013 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2012 and September 30, 2011 were as follows:

Arizona Portfolio	2012		2011
Distributions paid from:
Ordinary income	$61,230		$115,128
Long-term capital gains	– 0	–	1,432,139

Total taxable distributions	61,230		1,547,267
Tax exempt distributions	6,319,074		7,199,969

Total distributions paid	$6,380,304		$8,747,236

Massachusetts Portfolio	2012		2011
Distributions paid from:
Ordinary income	$413,455		$406,498

Total taxable distributions	413,455		406,498
Tax exempt distributions	9,281,715		9,006,772

Total distributions paid	$9,695,170		$9,413,270

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

Michigan Portfolio	2012	2011
Distributions paid from:
Ordinary income	$197,348	$193,368
Long-term capital gains	53,823	7,782

Total taxable distributions	251,171	201,150
Tax exempt distributions	3,363,602	3,640,897

Total distributions paid	$3,614,773	$3,842,047

Minnesota Portfolio	2012	2011
Distributions paid from:
Ordinary income	$113,862	$113,207
Long-term capital gains	19,038	– 0	–

Total taxable distributions	132,900	113,207
Tax exempt distributions	3,495,682	3,856,317

Total distributions paid	$3,628,582	$3,969,524

New Jersey Portfolio	2012	2011
Distributions paid from:
Ordinary income	$138,936	$124,568

Total taxable distributions	138,936	124,568
Tax exempt distributions	5,493,516	6,173,553

Total distributions paid	$5,632,452	$6,298,121

Ohio Portfolio	2012	2011
Distributions paid from:
Ordinary income	$128,003	$123,769
Long-term capital gains	1,640	– 0	–

Total taxable distributions	129,643	123,769
Tax exempt distributions	5,323,420	5,456,664

Total distributions paid	$5,453,063	$5,580,433

Pennsylvania Portfolio	2012	2011
Distributions paid from:
Ordinary income	$87,812	$51,108
Long-term capital gains	107,918	1,217,967

Total taxable distributions	195,730	1,269,075
Tax exempt distributions	4,258,437	4,783,712

Total distributions paid	$4,454,167	$6,052,787

Virginia Portfolio	2012	2011
Distributions paid from:
Ordinary income	$222,980	$302,697
Long-term capital gains	1,343,415	338,080

Total taxable distributions	1,566,395	640,777
Tax exempt distributions	8,679,957	9,138,159

Total distributions paid	$10,246,352	$9,778,936

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Undistributed Long-Term Gains			Accumulated Capital and Other Losses(b)		Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
Arizona	$	– 0	–	$	– 0	–	$(239,285)		$10,120,404	$9,881,119
Massachusetts		124,461			1,163,421		– 0	–	28,651,808	29,939,690
Michigan		– 0	–		810,715		– 0	–	5,441,025	6,251,740
Minnesota		– 0	–		350,532		– 0	–	8,364,012	8,714,544
New Jersey		– 0	–		– 0	–	(561,768)		12,847,908	12,286,140
Ohio		– 0	–		744,874		– 0	–	10,181,251	10,926,125
Pennsylvania		– 0	–		1,127,659		– 0	–	8,923,609	10,051,268
Virginia		235,153			2,199,993		– 0	–	22,375,213	24,810,359

(a)	Includes tax exempt income as shown below:

Massachusetts Portfolio	$122,849
Virginia Portfolio	235,153

(b)

During the fiscal year ended September 30, 2012, Minnesota Portfolio, New Jersey Portfolio, and Ohio Portfolio utilized capital loss carryforwards of $140,036, $629,828, and $37,605, respectively, to offset current year net realized gains. Additionally, as of September 30, 2012 certain Portfolios had capital loss carryforwards for federal income tax purposes.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of September 30, 2012, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short- Term Amount			Long- Term Amount	Expiration
Arizona	$	– 0	–	$239,285	No expiration
New Jersey		466,148		n/a	2018
New Jersey		95,620		n/a	2019

NOTE I

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued an ASU to clarify the scope of disclosures about offsetting assets and liabilities. The ASU limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.41	$ 10.95	$ 11.17	$ 11.02	$ 10.28	$ 10.93

Income From Investment Operations
Net investment income(a)(b)	.20	.43	.45	.44	.45	.44
Net realized and unrealized gain (loss) on investment transactions	(.09)	.46	(.13)	.15	.74	(.65)

Net increase (decrease) in net asset value from operations	.11	.89	.32	.59	1.19	(.21)

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.43)	(.46)	(.44)	(.45)	(.44)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.08)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.43)	(.54)	(.44)	(.45)	(.44)

Net asset value, end of period	$ 11.32	$ 11.41	$ 10.95	$ 11.17	$ 11.02	$ 10.28

Total Return
Total investment return based on net asset value(c)	.97%	8.27%	3.07%	5.55%	11.97%	(2.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,570	$140,768	$134,466	$159,374	$172,697	$166,997
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.79	% (d)	.79%	.78%	.78	%(e)	.78%	.78%
Expenses, net of waivers/reimbursements, excluding interest expense	.78	%(d)	.78%	.78%	.78	%(e)	.78%	.78%
Expenses, before waivers/reimbursements	.93	%(d)	.95%	.95%	.94	%(e)	.93%	.93%
Expenses, before waivers/reimbursements, excluding interest expense	.92	%(d)	.94%	.95%	.94	%(e)	.93%	.93%
Net investment income(a)	3.52	%(d)	3.85%	4.22%	4.06	%(e)	4.38%	4.02%
Portfolio turnover rate	14%	17%	2%	10%	7%	25%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.16	.35	.38	.37	.38	.36
Net realized and unrealized gain (loss) on investment transactions	(.08)	.46	(.14)	.14	.75	(.65)

Net increase (decrease) in net asset value from operations	.08	.81	.24	.51	1.13	(.29)

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.35)	(.38)	(.37)	(.38)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.08)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.35)	(.46)	(.37)	(.38)	(.36)

Net asset value, end of period	$ 11.31	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26

Total Return
Total investment return based on net asset value(c)	.71%	7.54%	2.36%	4.74%	11.32%	(2.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,688	$1,933	$2,330	$4,535	$7,409	$14,485
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.49	%(d)	1.49%	1.48%	1.48	%(e)	1.48%	1.48%
Expenses, net of waivers/reimbursements, excluding interest expense	1.48	%(d)	1.48%	1.48%	1.48	%(e)	1.48%	1.48%
Expenses, before waivers/reimbursements	1.63	%(d)	1.67%	1.67%	1.65	%(e)	1.65%	1.66%
Expenses, before waivers/reimbursements, excluding interest expense	1.62	%(d)	1.66%	1.67%	1.65	%(e)	1.65%	1.66%
Net investment income(a)	2.84	%(d)	3.17%	3.53%	3.37	%(e)	3.70%	3.32%
Portfolio turnover rate	14%	17%	2%	10%	7%	25%

See footnote summary on page 151.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Arizona Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.16	.35	.38	.37	.38	.36
Net realized and unrealized gain (loss) on investment transactions	(.08)	.46	(.14)	.14	.75	(.65)

Net increase (decrease) in net asset value from operations	.08	.81	.24	.51	1.13	(.29)

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.35)	(.38)	(.37)	(.38)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.08)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.35)	(.46)	(.37)	(.38)	(.36)

Net asset value, end of period	$ 11.31	$ 11.39	$ 10.93	$ 11.15	$ 11.01	$ 10.26

Total Return
Total investment return based on net asset value(c)	.71%	7.54%	2.35%	4.74%	11.32%	(2.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,727	$35,464	$32,103	$37,623	$34,975	$30,000
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.49	%(d)	1.49%	1.48%	1.48	%(e)	1.48%	1.48%
Expenses, net of waivers/reimbursements, excluding interest expense	1.48	%(d)	1.48%	1.48%	1.48	%(e)	1.48%	1.48%
Expenses, before waivers/reimbursements	1.64	%(d)	1.65%	1.66%	1.64	%(e)	1.64%	1.64%
Expenses, before waivers/reimbursements, excluding interest expense	1.63	%(d)	1.64%	1.66%	1.64	%(e)	1.64%	1.64%
Net investment income(a)	2.83	%(d)	3.16%	3.53%	3.37	%(e)	3.68%	3.33%
Portfolio turnover rate	14%	17%	2%	10%	7%	25%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.87	$ 11.28	$ 11.32	$ 11.08	$ 10.36	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.18	.39	.38	.39	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.11)	.61	(.02	)†	.26	.74	(.43)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.07	1.00	.36	.65	1.16	(.01)

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.41)	(.40)	(.41)	(.44)	(.44)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.24)	(.41)	(.40)	(.41)	(.44)	(.44)

Net asset value, end of period	$ 11.70	$ 11.87	$ 11.28	$ 11.32	$ 11.08	$ 10.36

Total Return
Total investment return based on net asset value(c)	.54%	8.98%	3.38%	6.02%	11.50%	(.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,473	$233,271	$215,025	$192,427	$158,368	$109,951
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82	%(d)	.82%	.82%	.82	%(e)	.82%	.82%
Expenses, before waivers/reimbursements	.87	%(d)	.88%	.89%	.93	%(e)	.95%	1.01%
Net investment income(a)	3.07	%(d)	3.33%	3.51%	3.50	%(e)	3.96%	3.90%
Portfolio turnover rate	4%	6%	15%	14%	7%	32%

See footnote summary on page 151.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.85	$ 11.25	$ 11.29	$ 11.06	$ 10.34	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.14	.31	.30	.31	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.12)	.62	(.01	)†	.25	.75	(.43)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.02	.93	.29	.56	1.09	(.09)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.33)	(.33)	(.37)	(.36)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.33)	(.33)	(.33)	(.37)	(.36)

Net asset value, end of period	$ 11.68	$ 11.85	$ 11.25	$ 11.29	$ 11.06	$ 10.34

Total Return
Total investment return based on net asset value(c)	.19%	8.34%	2.68%	5.21%	10.75%	(.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,774	$2,223	$3,086	$4,725	$7,600	$13,477
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52%	1.52	%(e)	1.52%	1.52%
Expenses, before waivers/reimbursements	1.57	%(d)	1.60%	1.61%	1.64	%(e)	1.67%	1.73%
Net investment income(a)	2.39	%(d)	2.66%	2.81%	2.82	%(e)	3.29%	3.23%
Portfolio turnover rate	4%	6%	15%	14%	7%	32%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Massachusetts Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.85	$ 11.26	$ 11.30	$ 11.06	$ 10.34	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.14	.31	.31	.31	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.12)	.61	(.02	)†	.26	.75	(.43)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase (decrease) in net asset value from operations	.02	.92	.29	.57	1.09	(.09)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.33)	(.33)	(.37)	(.36)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.33)	(.33)	(.33)	(.37)	(.36)

Net asset value, end of period	$ 11.68	$ 11.85	$ 11.26	$ 11.30	$ 11.06	$ 10.34

Total Return
Total investment return based on net asset value(c)	.19%	8.24%	2.67%	5.29%	10.75%	(.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,540	$70,889	$58,968	$65,011	$45,510	$36,834
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%(d)	1.52%	1.52%	1.52	%(e)	1.52%	1.52%
Expenses, before waivers/reimbursements	1.57	%(d)	1.59%	1.60%	1.63	%(e)	1.66%	1.72%
Net investment income(a)	2.38	%(d)	2.64%	2.81%	2.80	%(e)	3.27%	3.22%
Portfolio turnover rate	4%	6%	15%	14%	7%	32%

See footnote summary on page 151.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.01	$ 10.76	$ 10.89	$ 10.79	$ 10.11	$ 10.74

Income From Investment Operations
Net investment income(a)(b)	.18	.39	.41	.39	.40	.40
Net realized and unrealized gain (loss) on investment transactions	(.13)	.28	(.11)	.13	.70	(.60)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.05	.67	.30	.52	1.10	(.20)

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.41)	(.43)	(.42)	(.42)	(.41)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.28)	(.42)	(.43)	(.42)	(.42)	(.43)

Net asset value, end of period	$ 10.78	$ 11.01	$ 10.76	$ 10.89	$ 10.79	$ 10.11

Total Return
Total investment return based on net asset value(c)	.42%	6.33%	2.92%	4.92%	11.18%	(1.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,084	$71,424	$66,033	$73,445	$73,799	$67,798
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.98	%(d)	1.01%	1.01%	1.01	%(e)	1.01%	1.01%
Expenses, net of waivers/reimbursements, excluding interest expense	.97	%(d)	1.01%	1.01%	1.01	%(e)	1.01%	1.01%
Expenses, before waivers/reimbursements	1.05	%(d)	1.05%	1.09%	1.06	%(e)	1.07%	1.06%
Expenses, before waivers/reimbursements, excluding interest expense	1.05	%(d)	1.05%	1.09%	1.06	%(e)	1.07%	1.06%
Net investment income(a)	3.22	%(d)	3.55%	3.84%	3.67	%(e)	3.93%	3.77%
Portfolio turnover rate	11%	28%	3%	5%	11%	13%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.98	$ 10.74	$ 10.87	$ 10.77	$ 10.09	$ 10.72

Income From Investment Operations
Net investment income(a)(b)	.14	.31	.34	.32	.33	.32
Net realized and unrealized gain (loss) on investment transactions	(.12)	.27	(.10)	.12	.70	(.59)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02	.58	.24	.44	1.03	(.27)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.37)	(.34)	(.35)	(.34)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.24)	(.34)	(.37)	(.34)	(.35)	(.36)

Net asset value, end of period	$ 10.76	$ 10.98	$ 10.74	$ 10.87	$ 10.77	$ 10.09

Total Return
Total investment return based on net asset value(c)	.17%	5.52%	2.27%	4.17%	10.45%	(2.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$732	$1,003	$1,460	$3,235	$5,424	$10,378
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.69	%(d)	1.71%	1.71%	1.71	%(e)	1.71%	1.71%
Expenses, net of waivers/reimbursements, excluding interest expense	1.68	%(d)	1.71%	1.71%	1.71	%(e)	1.71%	1.71%
Expenses, before waivers/reimbursements	1.75	%(d)	1.78%	1.80%	1.78	%(e)	1.79%	1.78%
Expenses, before waivers/reimbursements, excluding interest expense	1.75	%(d)	1.78%	1.80%	1.78	%(e)	1.79%	1.78%
Net investment income(a)	2.53	%(d)	2.88%	3.16%	2.99	%(e)	3.25%	3.08%
Portfolio turnover rate	11%	28%	3%	5%	11%	13%

See footnote summary on page 151.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.99	$10.75	$10.87	$10.78	$10.09	$10.73

Income From Investment Operations
Net investment income(a)(b)	.14	.31	.33	.32	.33	.33
Net realized and unrealized gain (loss) on investment transactions	(.12)	.27	(.09)	.11	.71	(.61)
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02	.58	.24	.43	1.04	(.28)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.33)	(.36)	(.34)	(.35)	(.34)
Distributions from net realized gain on investment transactions	(.09)	(.01)	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.24)	(.34)	(.36)	(.34)	(.35)	(.36)

Net asset value, end of period	$10.77	$10.99	$10.75	$10.87	$10.78	$10.09

Total Return
Total investment return based on net asset value(c)	.16%	5.51%	2.30%	4.10%	10.54%	(2.74)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,099	$28,668	$28,813	$35,777	$35,905	$34,290
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.68	% (d)	1.71%	1.71%	1.71	% (e)	1.71%	1.71%
Expenses, net of waivers/reimbursements, excluding interest expense	1.67	% (d)	1.71%	1.71%	1.71	%(e)	1.71%	1.71%
Expenses, before waivers/reimbursements	1.76	% (d)	1.76%	1.79%	1.76	%(e)	1.78%	1.76%
Expenses, before waivers/reimbursements, excluding interest expense	1.75	% (d)	1.76%	1.79%	1.76	%(e)	1.78%	1.76%
Net investment income(a)	2.53	% (d)	2.86%	3.15%	2.97	%(e)	3.24%	3.08%
Portfolio turnover rate	11%	28%	3%	5%	11%	13%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.72	$ 10.35	$ 10.35	$ 10.17	$ 9.51	$ 10.05

Income From Investment Operations
Net investment income(a)(b)	.16	.35	.35	.32	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.08)	.38	.01†	.19	.67	(.53)

Net increase (decrease) in net asset value from operations	.08	.73	.36	.51	1.04	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.36)	(.36)	(.33)	(.38)	(.40)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.36)	(.36)	(.33)	(.38)	(.40)

Net asset value, end of period	$ 10.60	$ 10.72	$ 10.35	$ 10.35	$ 10.17	$ 9.51

Total Return
Total investment return based on net asset value(c)	.72%	7.17%	3.68%	5.10%	11.20%	(1.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,197	$85,035	$86,705	$107,206	$93,916	$78,064
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(d)	.91%	.90%	.90	%(e)	.90%	.90%
Expenses, net of waivers/reimbursements, excluding interest expense	.90	%(d)	.90%	.90%	.90	%(e)	.90%	.90%
Expenses, before waivers/reimbursements	1.01	%(d)	1.02%	1.02%	1.02	%(e)	1.07%	1.10%
Expenses, before waivers/reimbursements, excluding interest expense	1.00	%(d)	1.02%	1.02%	1.02	%(e)	1.07%	1.10%
Net investment income(a)	2.91	%(d)	3.29%	3.48%	3.11	%(e)	3.79%	3.93%
Portfolio turnover rate	12%	14%	10%	22%	1%	7%

See footnote summary on page 151.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.71	$ 10.35	$ 10.35	$ 10.17	$ 9.51	$ 10.05

Income From Investment Operations
Net investment income(a)(b)	.12	.28	.28	.25	.30	.32
Net realized and unrealized gain (loss) on investment transactions	(.07)	.37	.01†	.19	.67	(.53)

Net increase (decrease) in net asset value from operations	.05	.65	.29	.44	.97	(.21)

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.29)	(.29)	(.26)	(.31)	(.33)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.29)	(.29)	(.26)	(.31)	(.33)

Net asset value, end of period	$ 10.60	$ 10.71	$ 10.35	$ 10.35	$ 10.17	$ 9.51

Total Return
Total investment return based on net asset value(c)	.47%	6.33%	2.96%	4.39%	10.43%	(2.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$193	$196	$440	$676	$1,165	$2,805
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.61	%(d)	1.61%	1.60%	1.60	%(e)	1.60%	1.60%
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60%	1.60%	1.60	%(e)	1.60%	1.60%
Expenses, before waivers/reimbursements	1.71	%(d)	1.94%	1.90%	1.76	%(e)	1.81%	1.81%
Expenses, before waivers/reimbursements, excluding interest expense	1.71	%(d)	1.94%	1.90%	1.76	%(e)	1.81%	1.81%
Net investment income(a)	2.21	%(d)	2.62%	2.77%	2.45	%(e)	3.19%	3.21%
Portfolio turnover rate	12%	14%	10%	22%	1%	7%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Minnesota Portfolio
Class C
Six Months Ended March 31, 2013
Year Ended September 30,

(unaudited)	2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.73	$ 10.36	$ 10.36	$ 10.18	$ 9.52	$ 10.06

Income From Investment Operations
Net investment income(a)(b)	.12	.27	.28	.24	.30	.32
Net realized and unrealized gain (loss) on investment transactions	(.08)	.39	.01 †	.20	.67	(.53)

Net increase (decrease) in net asset value from operations	.04	.66	.29	.44	.97	(.21)

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.29)	(.29)	(.26)	(.31)	(.33)
Distributions from net realized gain on investment transactions	(.04)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.29)	(.29)	(.26)	(.31)	(.33)

Net asset value, end of period	$ 10.61	$ 10.73	$ 10.36	$ 10.36	$ 10.18	$ 9.52

Total Return
Total investment return based on net asset value(c)	.37%	6.41%	2.95%	4.37%	10.42%	(2.21	) %
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,027	$22,445	$20,838	$22,240	$18,729	$14,192
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%(d)	1.61%	1.60%	1.60	%(e)	1.60%	1.60%
Expenses, net of waivers/reimbursements, excluding interest expense	1.60	%(d)	1.60%	1.60%	1.60	%(e)	1.60%	1.60%
Expenses, before waivers/reimbursements	1.71	%(d)	1.72%	1.73%	1.72	%(e)	1.78%	1.80%
Expenses, before waivers/reimbursements, excluding interest expense	1.70	% (d)	1.72%	1.73%	1.72	%(e)	1.78%	1.80%
Net investment income(a)	2.21	%(d)	2.58%	2.79%	2.41	%(e)	3.07%	3.22%
Portfolio turnover rate	12%	14%	10%	22%	1%	7%

See footnote summary on page 151.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2013
			Year Ended September 30,
	(unaudited)		2012	2011		2010		2009	2008

Net asset value, beginning of period	$ 10.22		$ 9.71	$ 9.82		$ 9.55		$ 9.13	$ 9.76

Income From Investment Operations
Net investment income(a)(b)	.17		.37	.39		.39		.40	.40
Net realized and unrealized gain (loss) on investment transactions	(.12)		.52	(.11)		.28		.43	(.63)

Net increase (decrease) in net asset value from operations	.05		.89	.28		.67		.83	(.23)

Less: Dividends
Dividends from net investment income	(.17)		(.38)	(.39)		(.40)		(.41)	(.40)

Net asset value, end of period	$ 10.10		$ 10.22	$ 9.71		$ 9.82		$ 9.55	$ 9.13

Total Return
Total investment return based on net asset value(c)	.49%		9.29%	3.08%		7.17%		9.45%	(2.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,441		$122,671	$118,468		$129,078		$130,515	$116,562
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%(d)	.87%	.87%		.87	%(e)	.87%	.87%
Expenses, before waivers/reimbursements	.94	%(d)	.96%	.97%		.97	%(e)	.99%	.99%
Net investment income(a)	3.28	%(d)	3.70%	4.09%		4.08	%(e)	4.48%	4.15%
Portfolio turnover rate	5%		14%	0	%(g)	9%		8%	32%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30,
			2012	2011		2010		2009	2008

Net asset value, beginning of period	$ 10.22		$ 9.71	$ 9.82		$ 9.55		$ 9.13	$ 9.76

Income From Investment Operations
Net investment income(a)(b)	.13		.30	.32		.32		.34	.33
Net realized and unrealized gain (loss) on investment transactions	(.12)		.52	(.10)		.28		.43	(.62)

Net increase (decrease) in net asset value from operations	.01		.82	.22		.60		.77	(.29)

Less: Dividends
Dividends from net investment income	(.13)		(.31)	(.33)		(.33)		(.35)	(.34)

Net asset value, end of period	$ 10.10		$ 10.22	$ 9.71		$ 9.82		$ 9.55	$ 9.13

Total Return
Total investment return based on net asset value(c)	.14%		8.53%	2.37%		6.43%		8.69%	(3.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,542		$1,997	$2,982		$4,878		$8,174	$13,898
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%	1.57%		1.57	%(e)	1.57%	1.57%
Expenses, before waivers/reimbursements	1.64	%(d)	1.68%	1.68%		1.68	%(e)	1.71%	1.72%
Net investment income(a)	2.58	%(d)	3.02%	3.39%		3.37	%(e)	3.82%	3.44%
Portfolio turnover rate	5%		14%	0	%(g)	9%		8%	32%

See footnote summary on page 151.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2013 (unaudited)		Year Ended September 30,
			2012	2011		2010		2009	2008

Net asset value, beginning of period	$ 10.23		$ 9.72	$ 9.82		$ 9.56		$ 9.13	$ 9.76

Income From Investment Operations
Net investment income(a)(b)	.13		.30	.32		.32		.34	.33
Net realized and unrealized gain (loss) on investment transactions	(.12)		.52	(.09)		.27		.44	(.62)

Net increase (decrease) in net asset value from operations	.01		.82	.23		.59		.78	(.29)

Less: Dividends
Dividends from net investment income	(.13)		(.31)	(.33)		(.33)		(.35)	(.34)

Net asset value, end of period	$ 10.11		$ 10.23	$ 9.72		$ 9.82		$ 9.56	$ 9.13

Total Return
Total investment return based on net asset value(c)	.14%		8.52%	2.47%		6.31%		8.81%	(3.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,750		$37,604	$34,224		$38,765		$35,544	$32,332
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57	%(d)	1.57%	1.57%		1.57	%(e)	1.57%	1.57%
Expenses, before waivers/reimbursements	1.64	%(d)	1.66%	1.67%		1.67	%(e)	1.69%	1.70%
Net investment income(a)	2.57	%(d)	2.99%	3.39%		3.38	%(e)	3.78%	3.44%
Portfolio turnover rate	5%		14%	0	%(g)	9%		8%	32%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.58	$ 10.21	$ 10.22	$ 10.12	$ 9.44	$ 10.06

Income From Investment Operations
Net investment income(a)(b)	.17	.37	.37	.37	.40	.40
Net realized and unrealized gain (loss) on investment transactions	(.13)	.38	(.01)	.11	.69	(.62)

Net increase (decrease) in net asset value from operations	.04	.75	.36	.48	1.09	(.22)

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.38)	(.37)	(.38)	(.41)	(.40)
Distributions from net realized gain on investment transactions	(.05)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.38)	(.37)	(.38)	(.41)	(.40)

Net asset value, end of period	$ 10.40	$ 10.58	$ 10.21	$ 10.22	$ 10.12	$ 9.44

Total Return
Total investment return based on net asset value(c)	.37%	7.47%	3.71%	4.89%	11.84%	(2.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,914	$120,573	$106,356	$120,702	$112,101	$101,481
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.86	%(d)	.86%	.85%	.85	%(e)	.85%	.85%
Expenses, net of waivers/reimbursements, excluding interest expense	.85	%(d)	.85%	.85%	.85	%(e)	.85%	.85%
Expenses, before waivers/reimbursements	.95	%(d)	.97%	.96%	.99	%(e)	.99%	1.00%
Expenses, before waivers/reimbursements, excluding interest expense	.95	%(d)	.96%	.96%	.99	%(e)	.99%	1.00%
Net investment income(a)	3.21	%(d)	3.55%	3.65%	3.72	%(e)	4.18%	3.97%
Portfolio turnover rate	9%	27%	8%	3%	3%	7%
See footnote summary on page 151.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.57	$ 10.20	$ 10.21	$ 10.11	$ 9.43	$ 10.05

Income From Investment Operations
Net investment income(a)(b)	.13	.30	.29	.30	.33	.32
Net realized and unrealized gain (loss) on investment transactions	(.13)	.38	.01†	.11	.69	(.61)

Net increase (decrease) in net asset value from operations	.00	.68	.30	.41	1.02	(.29)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.31)	(.31)	(.31)	(.34)	(.33)
Distributions from net realized gain on investment transactions	(.05)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.31)	(.31)	(.31)	(.34)	(.33)

Net asset value, end of period	$ 10.39	$ 10.57	$ 10.20	$ 10.21	$ 10.11	$ 9.43

Total Return
Total investment return based on net asset value(c)	.03%	6.74%	3.00%	4.18%	11.08%	(3.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,384	$1,833	$3,082	$4,991	$8,294	$16,192
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.56	%(d)	1.55%	1.55%	1.55	%(e)	1.55%	1.55%
Expenses, net of waivers/reimbursements, excluding interest expense	1.55	%(d)	1.55%	1.55%	1.55	%(e)	1.55%	1.55%
Expenses, before waivers/ reimbursements	1.66	%(d)	1.70%	1.68%	1.71	%(e)	1.71%	1.72%
Expenses, before waivers/ reimbursements, excluding interest expense	1.65	%(d)	1.69%	1.68%	1.71	%(e)	1.71%	1.72%
Net investment income(a)	2.52	%(d)	2.90%	2.94%	3.03	%(e)	3.50%	3.26%
Portfolio turnover rate	9%	27%	8%	3%	3%	7%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Ohio Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.58	$10.20	$10.21	$10.12	$9.43	$10.06

Income From Investment Operations
Net investment income(a)(b)	.13	.30	.30	.30	.33	.33
Net realized and unrealized gain (loss) on investment transactions	(.13)	.39	.00	(f)†	.10	.70	(.63)

Net increase (decrease) in net asset value from operations	.00	.69	.30	.40	1.03	(.30)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.31)	(.31)	(.31)	(.34)	(.33)
Distributions from net realized gain on investment transactions	(.05)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.31)	(.31)	(.31)	(.34)	(.33)

Net asset value, end of period	$ 10.40	$ 10.58	$ 10.20	$ 10.21	$ 10.12	$ 9.43

Total Return
Total investment return based on net asset value(c)	.02%	6.83%	2.99%	4.06%	11.19%	(3.11)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,935	$43,943	$41,520	$44,272	$41,008	$37,446
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.56	%(d)	1.56%	1.55%	1.55	%(e)	1.55%	1.55%
Expenses, net of waivers/reimbursements, excluding interest expense	1.55	%(d)	1.55%	1.55%	1.55	%(e)	1.55%	1.55%
Expenses, before waivers/ reimbursements	1.66	%(d)	1.67%	1.66%	1.69	%(e)	1.70%	1.71%
Expenses, before waivers/ reimbursements, excluding interest expense	1.65	%(d)	1.66%	1.66%	1.69	%(e)	1.70%	1.71%
Net investment income(a)	2.51	%(d)	2.86%	2.96%	3.02	%(e)	3.48%	3.27%
Portfolio turnover rate	9%	27%	8%	3%	3%	7%

See footnote summary on page 151.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Income From Investment Operations
Net investment income(a)(b)	.17	.37	.40	.40	.41	.41
Net realized and unrealized gain (loss) on investment transactions	(.19)	.53	(.03)	.27	.53	(.69)

Net increase (decrease) in net asset value from operations	(.02)	.90	.37	.67	.94	(.28)

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.37)	(.40)	(.40)	(.41)	(.41)
Distributions from net realized gain on investment transactions	(.09)	(.01)	(.09)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.38)	(.49)	(.40)	(.41)	(.41)

Net asset value, end of period	$ 10.67	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75

Total Return
Total investment return based on net asset value(c)	(.19)%	8.74%	3.75%	6.67%	10.00%	(2.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,482	$105,045	$101,432	$104,928	$103,024	$93,096
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.93	%(d)	.95%	.95%	.95	%(e)	.95%	.95%
Expenses, before waivers/ reimbursements	.97	%(d)	.99%	1.00%	1.01	%(e)	1.03%	1.03%
Net investment income(a)	3.13	%(d)	3.44%	3.90%	3.88	%(e)	4.25%	3.99%
Portfolio turnover rate	10%	20%	6%	17%	9%	9%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.32	.33	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.19)	.53	(.02)	.27	.53	(.69)

Net increase (decrease) in net asset value from operations	(.06)	.82	.30	.60	.87	(.35)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.33)	(.33)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.09)	(.01)	(.09)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.30)	(.42)	(.33)	(.34)	(.34)

Net asset value, end of period	$ 10.67	$ 10.95	$ 10.43	$ 10.55	$ 10.28	$ 9.75

Total Return
Total investment return based on net asset value(c)	(.53)%	7.99%	3.03%	5.93%	9.24%	(3.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,436	$1,699	$3,164	$4,642	$7,135	$11,245
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.64	%(d)	1.65%	1.65%	1.65	%(e)	1.65%	1.65%
Expenses, before waivers/ reimbursements	1.70	%(d)	1.71%	1.72%	1.73	%(e)	1.75%	1.75%
Net investment income(a)	2.42	%(d)	2.77%	3.19%	3.18	%(e)	3.57%	3.27%
Portfolio turnover rate	10%	20%	6%	17%	9%	9%

See footnote summary on page 151.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Pennsylvania Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 10.95	$ 10.44	$ 10.55	$ 10.28	$ 9.75	$ 10.44

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.32	.33	.34	.34
Net realized and unrealized gain (loss) on investment transactions	(.19)	.52	(.01)	.27	.53	(.69)

Net increase (decrease) in net asset value from operations	(.06)	.81	.31	.60	.87	(.35)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.29)	(.33)	(.33)	(.34)	(.34)
Distributions from net realized gain on investment transactions	(.09)	(.01)	(.09)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.30)	(.42)	(.33)	(.34)	(.34)

Net asset value, end of period	$ 10.67	$ 10.95	$ 10.44	$ 10.55	$ 10.28	$ 9.75

Total Return
Total investment return based on net asset value(c)	(.54)%	7.88%	3.13%	5.93%	9.24%	(3.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,138	$28,555	$25,694	$28,671	$28,583	$30,194
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.63	%(d)	1.65%	1.65%	1.65	%(e)	1.65%	1.65%
Expenses, before waivers/ reimbursements	1.67	%(d)	1.69%	1.71%	1.71	%(e)	1.73%	1.74%
Net investment income(a)	2.43	%(d)	2.74%	3.19%	3.17	%(e)	3.55%	3.29%
Portfolio turnover rate	10%	20%	6%	17%	9%	9%

See footnote summary on page 151.

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Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class A
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.61	$ 11.12	$ 11.07	$ 10.84	$ 10.01	$ 10.68

Income From Investment Operations
Net investment income(a)(b)	.17	.37	.41	.39	.42	.43
Net realized and unrealized gain (loss) on investment transactions	(.14)	.56	.09	.24	.85	(.66)

Net increase (decrease) in net asset value from operations	.03	.93	.50	.63	1.27	(.23)

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.38)	(.43)	(.40)	(.44)	(.44)
Distributions from net realized gain on investment transactions	(.09)	(.06)	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.26)	(.44)	(.45)	(.40)	(.44)	(.44)

Net asset value, end of period	$ 11.38	$ 11.61	$ 11.12	$ 11.07	$ 10.84	$ 10.01

Total Return
Total investment return based on net asset value(c)	.27%	8.55%	4.72%	6.00%	13.03%	(2.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$230,595	$228,317	$189,326	$204,517	$178,412	$141,216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.75	%(d)	.72%	.72%	.72	%(e)	.72%	.72%
Expenses, before waivers/ reimbursements	.88	%(d)	.89%	.91%	.92	%(e)	.94%	.96%
Net investment income(a)	2.91	%(d)	3.28%	3.84%	3.64	%(e)	4.17%	4.07%
Portfolio turnover rate	4%	23%	24%	8%	9%	26%

See footnote summary on page 151.

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Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class B
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.59	$ 11.10	$ 11.05	$ 10.82	$ 9.99	$ 10.66

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.34	.32	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.14)	.56	.08	.24	.85	(.66)

Net increase (decrease) in net asset value from operations	(.01)	.85	.42	.56	1.20	(.31)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.30)	(.35)	(.33)	(.37)	(.36)
Distributions from net realized gain on investment transactions	(.09)	(.06)	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.36)	(.37)	(.33)	(.37)	(.36)

Net asset value, end of period	$ 11.36	$ 11.59	$ 11.10	$ 11.05	$ 10.82	$ 9.99

Total Return
Total investment return based on net asset value(c)	(.08)%	7.83%	4.01%	5.29%	12.27%	(3.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,957	$2,083	$3,132	$4,752	$6,578	$11,582
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.45	%(d)	1.42%	1.42%	1.42	%(e)	1.42%	1.42%
Expenses, before waivers/ reimbursements	1.58	%(d)	1.61%	1.63%	1.64	%(e)	1.67%	1.67%
Net investment income(a)	2.22	%(d)	2.62%	3.15%	2.96	%(e)	3.55%	3.37%
Portfolio turnover rate	4%	23%	24%	8%	9%	26%

See footnote summary on page 151.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Virginia Portfolio
Class C
Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30,
2012	2011	2010	2009	2008

Net asset value, beginning of period	$ 11.59	$ 11.09	$ 11.04	$ 10.81	$ 9.98	$ 10.66

Income From Investment Operations
Net investment income(a)(b)	.13	.29	.34	.32	.35	.36
Net realized and unrealized gain (loss) on investment transactions	(.15)	.57	.08	.24	.85	(.68)

Net increase (decrease) in net asset value from operations	(.02)	.86	.42	.56	1.20	(.32)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.30)	(.35)	(.33)	(.37)	(.36)
Distributions from net realized gain on investment transactions	(.09)	(.06)	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.36)	(.37)	(.33)	(.37)	(.36)

Net asset value, end of period	$ 11.35	$ 11.59	$ 11.09	$ 11.04	$ 10.81	$ 9.98

Total Return
Total investment return based on net asset value(c)	(.16)%	7.91%	4.01%	5.29%	12.28%	(3.11)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,964	$73,102	$61,044	$59,844	$49,137	$36,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.45	%(d)	1.42%	1.42%	1.42	%(e)	1.42%	1.42%
Expenses, before waivers/ reimbursements	1.58	%(d)	1.59%	1.61%	1.62	%(e)	1.65%	1.66%
Net investment income(a)	2.22	%(d)	2.59%	3.14%	2.95	%(e)	3.48%	3.38%
Portfolio turnover rate	4%	23%	24%	8%	9%	26%

See footnote summary on page 151.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

(a)	Net of fees waived and expenses reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Amount is less than $.005.

(g)	Amount is less than .5%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Wayne D. Godlin(2) , Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Board of Trustees

Information Regarding The Review And Approval Of The Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) at a meeting held on November 6-8, 2012:

• Arizona Portfolio	• New Jersey Portfolio

• Massachusetts Portfolio	• Ohio Portfolio

• Michigan Portfolio	• Pennsylvania Portfolio

• Minnesota Portfolio	• Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Portfolio, in which the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio, and the overall arrangements between each Portfolio and the Adviser,

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement provides that each Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the trustees and, to the extent requested and paid, will result in a higher rate of total compensation from such Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2010 and 2011 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Portfolios, including those relating to its subsidiaries that provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fall-Out Benefits

The trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolios, including but not limited to benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be lower without these benefits. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the November 2012 meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”) for various periods ended July 31, 2012, and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared with the Barclays Capital Municipal Bond Index (the “Index”) for the 1-, 3-, 5- and 10-year periods ended September 30, 2012 and the period since inception.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, in the 4th quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio.

Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 4th quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods, and in the 2nd quintile of the Performance Group and the Performance Universe for the 5- and 10-year periods. The Portfolio outperformed the Index in the 1- and 3-year periods and the period since inception and lagged the Index in the 5- and 10-year periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was 3rd out of 3 of the Performance Group and in the 5th quintile of the Performance Universe for the 1-, 3- and 5-year periods, and 2nd out of 3 of the Performance Group and in the 3rd quintile of the Performance Universe for the 10-year period. The trustees noted the small number of other funds in the Performance Group and the Performance Universe. The Portfolio was essentially even with the Index in the since inception period and lagged the Index in all other periods. The Adviser explained to the trustees that there was a lack of supply of longer-term issuances of suitable quality in Michigan due in part to the state’s financial circumstances. Based on their review, including their review of the volatility and risk adjusted returns information provided by the Adviser, and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for all periods. The Portfolio lagged the Index in all periods. The Adviser explained to the trustees that there was a lack of supply of longer-term issuances of suitable quality in Minnesota. Based on their review, including their review of the volatility and risk adjusted returns information provided by the Adviser, and their discussion with the Adviser of the reasons for the Portfolio’s performance, the trustees retained confidence in the Adviser’s ability to manage the Portfolio.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception). was in the 4th quintile of the Performance Group and the Performance Universe for the 1-, 5- and 10-year periods, and in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period. The Portfolio outperformed the Index in the 1- and 3-year periods and lagged the Index in all other periods. Based on their review, the trustees concluded that the Portfolio’s performance was acceptable.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio lagged the Index in all periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance in the 1-year period, the trustees concluded that the Portfolio’s performance was satisfactory.

156	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 5th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe for the 3-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. The Portfolio outperformed the Index in the 3-year period and lagged the Index in all other periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s performance in the 1-year period, the trustees concluded that the Portfolio’s performance was satisfactory.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 4th quintile of the Performance Group and 3rd quintile of the Performance Universe for the 1-year period, in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe for the 3-year period, in the 1st quintile of the Performance Group and the Performance Universe for the 5-year period, and 1st out of 4 of the Performance Group and in the 1st quintile of the Performance Universe for the 10-year period. The trustees noted the small number of other funds in the Expense Group and the Expense Universe. The Portfolio lagged the Index in the 5-year period and outperformed the Index in all other periods. Based on their review, the trustees concluded that the Portfolio’s relative performance was satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as such Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there were no institutional products managed by it that have a substantially similar investment style. The trustees reviewed relevant advisory fee information from the Adviser’s Form ADV and noted that the Adviser charged institutional clients lower fees for advising comparably sized institutional accounts using strategies that differ from those of the Portfolios but which invest in fixed income municipal securities.

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	157

Portfolios, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, Lipper had expanded the Expense Group of the Michigan, Minnesota, Ohio and Virginia Portfolios to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year and in the case of the Michigan, Pennsylvania and Virginia Portfolios, the information included pro forma expense ratios to reflect the new expense levels of the Class A Shares effective February 1, 2013. The expense ratio of each Portfolio reflected fee waivers and/or expense reimbursements as a result of undertakings by the Adviser. The trustees noted that it was likely that the expense ratios of some of the other funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The trustees view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to each Portfolio by others.

Arizona Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 4 basis points in the Portfolio’s latest fiscal year, and that a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was about the same as the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was about the same as the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 3 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio

158	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

pursuant to the Advisory Agreement was about the same as the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was the same as the Expense Group median and lower than the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 7 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The Portfolio’s pro forma expense ratio, which reflected a reduction in the expense cap level that would become effective February 1, 2013, was also higher than the Expense Group and Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $101 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio and pro forma expense ratio were acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 6 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $110 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s relatively small asset base of approximately $163 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	159

the Expense Group median. The trustees noted that the administrative expense reimbursement was 4 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was about the same as the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group median and higher than the Expense Universe median. The trustees noted that the Portfolio’s relatively small asset base of approximately $167 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Pennsylvania Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that the administrative expense reimbursement was 5 basis points in the Portfolio’s latest fiscal year, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was higher than the Expense Group and Expense Universe medians. The Portfolio’s pro forma expense ratio, which reflected a reduction in the expense cap level that would become effective on February 1, 2013, was also higher than the Expense Group and the Expense Universe medians. The trustees noted that the Portfolio’s small asset base of approximately $136 million impacted the Portfolio’s expense ratio. The trustees concluded that the Portfolio’s expense ratio and pro forma expense ratio were acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that, at the Portfolio’s current size, its contractual effective advisory fee rate of 45 basis points, plus the 2 basis point impact of the administrative expense reimbursement in the latest fiscal year, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which reflected a cap by the Adviser, was lower than the Expense Group and the Expense Universe medians. The Portfolio’s pro forma expense ratio, which reflected an increase in the expense cap level that would become effective on February 1, 2013, was about the same as the Expense Group and the Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio and pro forma expense ratio were satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein

160	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Funds, and by the Adviser concerning certain of its views on economies of scale. The trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2012 meetings. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	161

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios (the “Portfolios”):2

Arizona Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	The information in the fee evaluation was completed on October 25, 2012 and discussed with the Board of Trustees on November 6-8, 2012.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolios.

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4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S.Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that each Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Schedule[5]	Portfolio
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	Arizona Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio New Jersey Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

3	Jones v. Harris at 1427.
4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.
5	The advisory fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	163

The Portfolios’ net assets on September 30, 2012 are set forth below:

Portfolio	September 30, 2012 Net Assets ($MM)
Arizona Portfolio	$178.2
Massachusetts Portfolio	$305.8
Michigan Portfolio	$101.0
Minnesota Portfolio	$107.6
New Jersey Portfolio	$162.3
Ohio Portfolio	$166.7
Pennsylvania Portfolio	$135.2
Virginia Portfolio	$303.7

The Portfolios’ Investment Advisory Agreement provides for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to each Portfolio. Indicated below are the reimbursement amounts, which the Adviser received from the Portfolios during their most recently completed fiscal year, expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$67,247	0.04%
Massachusetts Portfolio	$68,249	0.03%
Michigan Portfolio	$71,030	0.07%
Minnesota Portfolio	$64,221	0.06%
New Jersey Portfolio	$66,639	0.04%
Ohio Portfolio	$64,166	0.04%
Pennsylvania Portfolio	$69,932	0.05%
Virginia Portfolio	$57,371	0.02%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratio to the amounts set forth below for each Portfolio’s current fiscal year. The waiver is terminable by the Adviser prior to each Portfolio’s new Prospectus date upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:6

The Adviser provided notice to the Directors of its intention to modify the expense limitation undertaking expense levels for Michigan Portfolio, Pennsylvania Portfolio and Virginia Portfolio, to be effective with the Funds’ prospectus updates on February 1, 2013. In this regard, the Adviser will raise the cap levels for Virginia Portfolio, and will lower the cap levels for Michigan Portfolio and Pennsylvania Portfolio.

[6]	Semi-annual total expense ratios are unaudited.

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	Expense Cap Pursuant to Expense Limitation Undertaking					Gross Expense Ratio[7]		Fiscal Year End
Fund	Class	Current		Effective 02/01/13
Michigan Portfolio	Class A Class B Class C	1.01 1.71 1.71	% % %	0.90 1.60 1.60	% % %	1.08 1.80 1.79	% % %	Sept. 30 (ratios as of March 31, 2012)

Pennsylvania Portfolio	Class A Class B Class C	0.95 1.65 1.65	% % %	0.90 1.60 1.60	% % %	1.00 1.71 1.70	% % %	Sept. 30 (ratios as of March 31, 2012)

Virginia Portfolio	Class A Class B Class C	0.72 1.42 1.42	% % %	0.80 1.50 1.50	% % %	0.90 1.63 1.61	% % %	Sept. 30 (ratios as of March 31, 2012)

The Adviser did not propose any changes to the expense cap levels for the following Portfolios:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[8]		Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78 1.48 1.48	% % %	0.95 1.67 1.66	% % %	September 30 (ratios as of Mar. 31, 2012)

Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	0.88 1.60 1.59	% % %	September 30 (ratios as of Mar. 31, 2012)

Minnesota Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	1.04 1.88 1.74	% % %	September 30 (ratios as of Mar. 31, 2012)

New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	0.96 1.68 1.66	% % %	September 30 (ratios as of Mar. 31, 2012)

Ohio Portfolio	Class A Class B Class C	0.85 1.55 1.55	% % %	0.97 1.70 1.67	% % %	September 30 (ratios as of Mar. 31, 2012)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised

[7]	Annualized.
[8]	Annualized.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	165

investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.9 With respect to the Portfolios, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities, but those mandates have a substantially lower risk profile (credit and interest rate risk) than that of the Portfolios.

[9]	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)11 and the Portfolio’s contractual management fee ranking.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EGs for certain of the Portfolios had an insufficient number of peers. Consequently, Lipper expanded these Portfolios’ EGs to include peers that have a similar but not the same Lipper investment classification/objective.

[10]	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.
[11]	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

[12]	The contractual management fee is calculated by Lipper using each Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	167

Portfolio	Contractual Management Fee[13]	Lipper Exp. Group Median	Rank
Arizona Portfolio [14]	0.450	0.500	3/7
Massachusetts Portfolio[14]	0.450	0.494	2/10
Michigan Portfolio[14], [15]	0.450	0.547	2/12
Minnesota Portfolio[14],[15]	0.450	0.547	2/14
New Jersey Portfolio[14]	0.450	0.540	2/7
Ohio Portfolio[14],[15]	0.450	0.500	3/13
Pennsylvania Portfolio[14]	0.450	0.478	2/9
Virginia Portfolio[14],[15]	0.450	0.495	3/12

However, because Lipper had expanded the certain of the Portfolios EGs, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.16 Set forth below is a comparison of the Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratio rankings are also shown.

Portfolio	Expense Ratio (%)[17]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Arizona Portfolio	0.779	0.788	4/8	0.796	4/9
Massachusetts Portfolio	0.819	0.819	6/11	0.834	7/14
Michigan Portfolio[18]	1.009	0.831	12/13	0.817	44/51
Pro-forma[19]	0.898	0.831	10/13	0.817	38/51
Minnesota Portfolio[18]	0.899	0.842	9/15	0.820	74/104
New Jersey Portfolio	0.869	0.811	8/8	0.819	10/13
Ohio Portfolio[18]	0.849	0.815	10/14	0.817	21/34
Pennsylvania Portfolio	0.949	0.794	8/10	0.799	13/17
Pro-forma[19]	0.899	0.794	8/10	0.799	13/17
Virginia Portfolio[18]	0.719	0.795	2/13	0.811	7/43
Pro-forma[19]	0.799	0.795	7/13	0.811	19/43

[13]	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

[14]	One of the Portfolio’s EG peer is excluded from the contractual management fee comparison because Lipper is unable to calculate the peer’s contractual management fee because of the gross income component in the peer’s advisory fee schedule.
[15]	The Portfolio’s EG was expanded by Lipper.

[16]	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

[17]	Most recently completed fiscal year Class A share total expense ratio.

[18]	The Portfolio’s EG and EU were expanded by Lipper.

[19]	Pro-forma total expense ratio is shown for the Portfolio to reflect the Portfolio’s expense cap level effective February 1, 2013.

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Based on this analysis, considering pro-forma information where available, the Portfolios have a more favorable ranking on a management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios’ profitability information, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolios increased, with the exception of Arizona Portfolio, Michigan Portfolio and Minnesota Portfolio during calendar year 2011, relative to 2010.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. In 2011, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $17 million for distribution services and educational support (revenue sharing payments).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$0
Massachusetts Portfolio	$60
Michigan Portfolio	$110
Minnesota Portfolio	$145
New Jersey Portfolio	$0
Ohio Portfolio	$89
Pennsylvania Portfolio	$143
Virginia Portfolio	$782

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$793,433	$10,700
Massachusetts Portfolio	$1,245,600	$37,762
Michigan Portfolio	$532,246	$7,545
Minnesota Portfolio	$490,030	$6,954
New Jersey Portfolio	$747,791	$7,583
Ohio Portfolio	$796,349	$13,858
Pennsylvania Portfolio	$595,242	$4,310
Virginia Portfolio	$1,159,046	$28,419

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	ABIS Fee
Arizona Portfolio	$22,866
Massachusetts Portfolio	$34,881
Michigan Portfolio	$29,258
Minnesota Portfolio	$24,124
New Jersey Portfolio	$30,917
Ohio Portfolio	$31,638
Pennsylvania Portfolio	$32,338
Virginia Portfolio	$35,802

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V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

An independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously in February 2008, the independent consultant provided the Board of Directors an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM,

[20]	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

[21]	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

[22]	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $419 billion as of September 30, 2012, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings23 of the Portfolios relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)24 for the periods ended July 31, 2012.25

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Arizona Portfolio
1 year	10.16	11.83	11.77	7/8	8/9
3 year	7.05	7.88	7.81	7/8	8/9
5 year	5.25	5.48	5.43	6/8	7/9
10 year	4.97	4.84	4.80	2/7	2/8

Massachusetts Portfolio
1 year	11.61	11.89	11.87	8/11	11/14
3 year	7.38	7.49	7.63	8/11	10/14
5 year	5.92	5.73	5.74	4/11	5/14
10 year	5.09	4.99	4.90	3/11	3/13

Michigan Portfolio
1 year	7.57	10.38	10.38	3/3	7/7
3 year	5.75	7.36	7.36	3/3	7/7
5 year	4.66	5.27	5.16	3/3	6/7
10 year	4.57	4.57	4.57	2/3	3/6

Minnesota Portfolio
1 year	9.05	10.37	10.41	6/6	12/13
3 year	6.06	7.27	7.16	6/6	13/13
5 year	5.05	5.42	5.55	6/6	12/13
10 year	4.67	4.93	4.87	6/6	10/12

[23]	The performance returns and rankings of the Portfolios are for the Portfolios’ Class A shares. The performance returns of the Portfolios were provided by Lipper.
[24]	A Portfolio’s PG/PU may not necessarily be identical to its respective EG/EU, as the criteria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.
[25]	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

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	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
New Jersey Portfolio
1 year	11.44	12.24	11.61	6/8	9/13
3 year	8.09	8.39	8.09	5/8	7/13
5 year	5.23	5.58	5.59	6/8	10/13
10 year	4.61	4.84	4.75	5/7	8/12

Ohio Portfolio
1 year	9.05	10.18	10.06	6/7	11/13
3 year	6.73	6.73	6.64	4/7	5/13
5 year	5.08	4.89	5.02	2/6	6/12
10 year	4.77	4.49	4.52	2/5	4/11

Pennsylvania Portfolio
1 year	10.10	10.65	11.17	9/10	16/17
3 year	7.88	7.44	7.88	4/10	9/17
5 year	5.10	5.38	5.47	7/10	13/17
310 year	4.77	4.74	4.78	5/10	9/16

Virginia Portfolio
1 year	10.76	10.88	10.76	4/5	5/9
3 year	7.74	7.74	7.02	3/5	3/9
5 year	5.88	5.45	5.40	1/5	1/9
10 year	5.32	4.99	4.65	1/4	1/8

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolios (in bold)26 versus their benchmarks.27 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown. 28

	Periods Ending July 31, 2012 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Arizona Portfolio	10.17	7.05	5.25	4.97	5.84	4.09	0.74	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	6.05	4.59	0.73	10
Inception Date: June 1, 1994

Massachusetts Portfolio	11.62	7.38	5.92	5.10	6.11	4.12	0.76	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	6.03	4.59	0.73	10
Inception Date: March 29, 1994

Michigan Portfolio	7.57	5.75	4.66	4.57	5.70	3.83	0.69	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	5.76	4.59	0.73	10
Inception Date: February 25, 1994

Minnesota Portfolio	9.05	6.06	5.05	4.67	5.15	4.07	0.67	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	5.74	4.59	0.73	10
Inception Date: June 25, 1993

New Jersey Portfolio	11.44	8.09	5.23	4.61	5.05	4.56	0.59	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	5.74	4.59	0.73	10
Inception Date: June 25, 1993

[26]	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.
[27]	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2012.
[28]	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2012 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Ohio Portfolio	9.05	6.73	5.08	4.77	5.19	3.99	0.71	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	5.74	4.59	0.73	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	10.11	7.88	5.10	4.77	5.41	4.17	0.68	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	5.74	4.59	0.73	10
Inception Date: June 25, 1993

Virginia Portfolio	10.76	7.74	5.88	5.32	6.12	4.15	0.80	10
Barclays Capital Municipal Bond Index	10.51	7.59	6.12	5.31	6.01	4.59	0.73	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: December 3, 2012

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset Funds

Emerging Markets Multi-Asset Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Discovery Growth Fund**

Growth Fund

Large Cap Growth Fund

Select US Equity Portfolio

Small Cap Growth Portfolio

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Discovery Value Fund**

Equity Income Fund

Growth & Income Fund

Value Fund

Global & International

Emerging Markets Equity Portfolio

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Portfolio California Portfolio High Income Portfolio Massachusetts Portfolio Michigan Portfolio Minnesota Portfolio Municipal Bond Inflation Strategy	National Portfolio New Jersey Portfolio New York Portfolio Ohio Portfolio Pennsylvania Portfolio Virginia Portfolio

Intermediate Municipal Bond Funds

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Dynamic All Market Fund

Global Real Estate Investment Fund

Global Risk Allocation Fund**

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Select US Long/Short Portfolio

Unconstrained Bond Fund

Retirement Strategies

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,* which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

**	Prior to October 8, 2012, Global Risk Allocation Fund was named Balanced Shares. Prior to November 1, 2012, Discovery Growth Fund was named Small/Mid Cap Growth Fund and Discovery Value Fund was named Small/Mid Cap Value Fund.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0313

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 22, 2013